UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy L. Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2010

Item 1.  Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2010	JANUARY 31, 2010
(UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS R SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI EUROPEAN SOCIAL EQUITY FUNDSM

INVESTOR SHARES & CLASS A SHARES

DOMINI PACASIA SOCIAL EQUITY FUNDSM

INVESTOR SHARES & CLASS A SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES & CLASS A SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES

The way you invest matters®

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Progress in Sustainability Reporting

Fund Performance and Holdings
10	Domini Social Equity Fund
16	Domini European Social Equity Fund
24	Domini PacAsia Social Equity Fund
32	Domini International Social Equity Fund
40	Domini Social Bond Fund

46	Expense Example

48	Financial Statements
Domini Social Equity Fund
Domini European Social Equity Fund
Domini PacAsia Social Equity Fund
Domini International Social Equity Fund

78	Financial Statements
Domini Social Bond Fund

88	Proxy Voting Information

88	Quarterly Portfolio Schedule Information

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The six months ended January 31, 2010, saw a steadier economic scene and brought some relief to stock markets around the world. In many ways the U.S. economy seems to be expanding.

Of course, this is the report of Wall Street. As investors, we are enjoying stronger returns than we have seen in some time. But on Main Street, unemployment and the income gap between most Americans and the top earners has left a bitter taste in the mouths of most.

As of December, the U.S. unemployment rate stood at 10%. That’s bad enough, but a closer look shows that the worst of the pain was being suffered by those who are already disadvantaged.

When American households are divided into ten groups based on their household income, we find that the top group, with household incomes of $150,000 or more, had an unemployment rate in the fourth quarter of only 3.2%. The lowest group, with household incomes of $12,499 or less, had an unemployment rate of 30.8% — reportedly more than five percentage points higher than the overall rate during the worst of the Great Depression.

Who are those hardest-hit? Younger workers with less education, including African American and Latino high school dropouts, service workers such as food preparers and building cleaners, and blue-collar workers — especially those in construction.

One apparent ray of light concerns female workers. The number of women working is now on the verge of exceeding the number of men. Women have a strong advantage in education, too. By age 22, the Bureau of Labor Statistics tells us, there are 185 female college graduates for every 100 men.

Women make up a larger percentage of the “caring” jobs in education, healthcare, and not-for-profit work, and those areas have held up better than traditionally male jobs like construction and manufacturing.

Unfortunately, these caring jobs pay relatively poorly. Many women work not because they want to but because one income is no longer enough to provide a household with a middle-class lifestyle. And the significant representation of women in the workforce is not reflected in leadership opportunities at the top.

In 2009, women held only 15.2% of board seats at Fortune 500 companies. Sixty-one Fortune 500 companies still do not have a single woman on their boards.

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Later in this report, we take a look at the question of diversity on corporate boards: the benefits it offers, and progress made by companies around the world. Though the U.S. lags behind Europe on board diversity, new SEC regulations may help prod American companies to do better.

Changing demographics, however, may do more than regulation to improve diversity and opportunity not just in the boardroom but throughout the workforce. America is becoming more diverse, and younger people are more welcoming of diversity than ever.

In America, the Millennium Generation, roughly defined as those born to baby boomers, will be the most diverse generation the nation has ever seen. Sixty million people born between 1978 and 1994 are in their productive earning years, or soon will be.

During the past eighteen months we have seen the rise of a new, more tolerant generation. They turned out in force to campaign for an African American President. On the issue of marriage rights for gays and lesbians, they have declared, “Why not?”

The changing demographics of America are a reality that the halls of power and the corner offices of corporations have not yet caught up with. Those that do will open their doors to new thinking and new points of view, and benefits not just for women and minorities but for all.

As socially responsible investors we can do our part to help ensure that corporations respond to their stakeholders and take advantage of the best talent and the best ideas available. Your investments in the Domini Funds help make that happen.

Very truly yours,

/s/ Amy Domini
Amy Domini amy@domini.com

3

DOMINI NEWS

Amy Domini Named “Responsibility Pioneer” by Time Magazine

Amy Domini was honored in the September 21, 2009, issue of Time magazine as one of 25 “Responsibility Pioneers” who are changing the world. The list accompanied the magazine’s special section on community service. In 2005, Time named Amy as one of the 100 most influential people in the world.

Domini’s European and PacAsia Funds Merge

with the Domini International Social Equity Fund

On March 9, 2010, the shareholders of the Domini European Social Equity Fund and the Domini PacAsia Social Equity Fund approved the reorganization of those Funds into the Domini International Social Equity Fund (formerly known as the Domini European PacAsia Social Equity Fund). The reorganization became effective after the close of business on March 19, 2010. The European and PacAsia Funds are no longer available for investment after the reorganization.

Hillary Clinton Praises Global Network Initiative

The Internet can be a powerful force for advancing democracy, human rights, and economic development, but in many countries around the world it is also being used as a tool of repression. On January 21, in an important speech on “Internet Freedom,” Secretary of State Hillary Clinton spoke about the State Department’s response to these challenges. She singled out the work of the Global Network Initiative, saying, “The initiative goes beyond mere statements of principles and establishes mechanisms to promote real accountability and transparency.”

Domini is a founding member and active participant of the Initiative, a group of companies (Google, Microsoft, and Yahoo), human rights groups, academics, and investors working to develop effective responses to censorship and surveillance on the Internet worldwide.

Domini Congratulates Christina Seix, Founder of Seix Academy

Christina Seix, the founder of Seix Advisors, the submanager of the Domini Social Bond Fund, is now pursuing a personal passion — using education to lift underprivileged children out of poverty. We congratulate Ms. Seix on the formation of Seix Academy, an educational institution in New Jersey dedicated to at-risk children, and wish her all the best.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

4

PROGRESS IN SUSTAINABILITY REPORTING

The Domini Funds’ last Annual Report discussed the need for mandatory corporate sustainability reporting. A number of important developments have happened since then.

In October, Domini’s Managing Director and General Counsel took part in the second public meeting of the Securities and Exchange Commission’s Investor Advisory Committee, where he is serving as the Committee’s “social investor” representative. That month, the SEC reversed a policy adopted during the Bush Administration that permitted companies to omit proposals from their proxy statements that ask companies to disclose the risks they face from issues such as climate change and predatory lending. Domini worked to address this problem for several years, and was one of several investor representatives who met with SEC staff in September, seeking this change.

On January 27, 2010, the SEC for the first time instructed corporations to assess and disclose the various risks climate change presents to their businesses. Although the SEC stated it was not taking a position on the so-called “climate debate,” it cited the risks and opportunities posed by new legislation, international treaties, and changing consumer preferences, as well as the physical risks presented by a changing climate, including rising sea levels and increased storm intensity.

Other recent signs of progress:

—	In November, more than 100 executives met at the United Nations to examine how stock exchanges can promote sustainability reporting and other sustainable business practices.

—	In December, the SEC adopted a rule requiring companies to disclose whether they consider diversity in nominating new board members.

—

The Carbon Disclosure Project,* representing 475 institutional investors controlling $55 trillion in assets, announced plans to question the world’s largest companies in water-intensive industries regarding the risks and opportunities they face in their use of water.

To find out more about Domini’s activism, visit the shareholder activism section of our website at www.domini.com. To receive email updates, please sign up for “Domini Updates” on our home page.

*Domini Social Investments is a signatory to the Carbon Disclosure Project.

Domini’s General Counsel is a member of the Securities and Exchange Commission’s Investor Advisory Committee. This document represents Domini’s views and does not necessarily reflect either the views of the committee, or the views or regulatory agenda of the Commission, the Commissioners, or Commission staff.

5

THE WAY YOU INVEST MATTERS:

DIVERSITY ON CORPORATE BOARDS

Historically, throughout the world, women and minorities have had difficulty gaining a seat on the boards of directors of publicly traded corporations. More recently, however, companies, investors, and governments have come to recognize the virtues of truly diverse boards. Domini has long been an advocate of increased board diversity, believing it is both a matter of basic fairness as well as sound business practice.

In this report, we discuss the benefits of board diversity and the progress companies have made in increasing the diversity of their boards, particularly for women — where a number of European governments have recently taken strong regulatory action.

Benefits of Diverse Boards

Inclusion on corporate boards for all segments of the population is in many senses a simple question of fairness. Prejudice and discrimination should have no role in the corporate world, and the populations that make up the shareholders of publicly traded corporations should have the opportunity to be reflected in the make-up of the boards of directors that represent them. The opportunity to serve on these boards should not be the exclusive privilege of any one particular group.

A diverse board can best understand the complex make-up of a company’s customer base and their needs. In addition, it can serve as an example for management and other segments of society. Moreover, a company that ignores the skills of women and minorities fails to take advantage of the full range of management and directorial resources available to it.

Some believe that board diversity can lead to improved management decision-making and produce bottom-line benefits as well. The Alliance for Board Diversity, for example, argues that women and minorities on corporate boards with diverse talents, backgrounds, and perspectives can help corporate leaders make decisions based on improved knowledge of the world and how it affects the company. Their inclusion can also enhance public trust by demonstrating the company’s commitment to the interests of all stakeholders.

For its 2007 report Women Matter, the management consulting firm McKinsey looked at 101 companies in the U.S., Europe, and Asia. Companies with three or more women in senior management, they found, scored high on nine criteria of organizational excellence. The 89 publicly listed companies in Europe with the highest level of gender diversity in top management outperformed in several measures of financial performance: return on equity, operating result, and growth in stock price.

6

The U.S. Outlook

The 2009 survey by the nonprofit organization Catalyst gives a snapshot of the presence of women on the boards of the Fortune 500 companies. As of 2009, women held 15.2% of board seats, the same number as in 2008. In both years, almost 90% of Fortune 500 companies had at least one woman director, but fewer than 20% had three or more. Also in both years, more than 25% of companies had one director who was a woman of color, but no company had three or more directors who were women of color.

According to Catalyst, 67 of the Fortune 500 companies had 25% or more women on their boards. With five women directors out of eleven, Avon Products led the list with 45.5%. Other highly ranked companies included Estée Lauder, Pepsi Bottling, and Xerox.

In September 2009, SEC Commissioner Luis Aguilar spoke out on behalf of diversity in the boardroom. The Commissioner also noted that six companies had agreed to shareholder proposals from the California State Teacher’s Retirement System, asking them to seek greater diversity in their boards. Five of the companies had already changed their nominating committee charters to make it easier to achieve diversity.

As 2009 drew to a close, the SEC issued new regulations requiring companies to disclose additional information regarding risk, compensation, and corporate governance. Among other things, companies must now reveal whether they consider diversity when they nominate directors. If they have

DIVERSITY AT AVON PRODUCTS

Avon Products, whose CEO is an Asian-American woman, has a higher percentage of women on its board than any other company in the Fortune 500, with five female directors on its eleven-member board. According to the company, women make up 57% of managers and 49% of leadership. Minorities reportedly make up 28% of its U.S. managers. Avon notes that “the empowerment of women aligns with the very nature of our products and our customer base.”

In addition, Avon has five “associate networks” through which employees and management can communicate about issues that affect the workplace and the company’s markets. They include the Asian Network, Black Professional Association, Hispanic Network, Parents Network, and PRIDE Network, which addresses the interests of lesbian, gay, bisexual, and transgender employees. In 2008, the Asian Network took part in New York City’s Coalition of Asian Pacific Americans (CAPA) Festival, an opportunity to recruit Avon representatives and raise awareness of Avon in the Asian-American community.

7

a policy regarding diversity, they must disclose how this policy is implemented and how the nominating committee or the board assesses the effectiveness of the policy. Domini applauds this new rule and believes it will encourage greater diversity among the boards of directors of U.S. firms.

Japan Lags Behind

Few women serve on Japanese boards of directors or among top management of publicly traded firms in that country. According to the International Labor Organization, women account for only 9% of corporate managers in Japan, versus 30% to 40% in Europe and the U.S. Of Japan’s 100 largest companies, only 16 are reported to have at least one woman board director. Sony is the only top-100 Japanese company with two female directors.

Some signs, however, point to an increasing awareness of the value of corporate diversity. A survey of more than 10,000 working men and women in Japan found that 44% of respondents believed that diversity leads to increased business performance.

For many years, in its voting on nominees for boards of directors for companies in our portfolios, Domini has voted against board slates where the board does not include at least one woman or minority. Outside the U.S., we require that boards have at least one female director. In 2008, Domini voted against slates of board nominees at 33 Japanese companies, following up our vote with a letter to the president or CEO explaining the reasons for our vote. In 2009, we wrote to more than 50 Japanese companies.

Governments in Europe Take the Lead

In 2002, when only 6% of the members of boards of Norwegian companies were female, the Norwegian government took an unprecedented step, passing a law that required that at least 40% of the seats on the corporate boards of state-owned and publicly traded companies be occupied by women. The law gave companies until January 1, 2008, to comply.

This innovative move was, not surprisingly, controversial. Some corporate executives argued that they couldn’t find qualified female candidates. By early 2006 the percentage of women on corporate boards had only risen to approximately 16%, but by 2010 average female representation on Norwegian boards reached 45%.

The need for female directors has led to training initiatives and intense recruitment. The Female Future Initiative, launched by members of the Confederation of Norwegian Enterprise, for example, offers a program of managing and networking seminars that lasts one and a half years. Reportedly, about 40% of women who took part in the program have been invited to join a corporate board.

8

A representative of the Norwegian Centre for Corporate Diversity asserts that the influx of women has improved the quality of Norwegian boards, with the new board members having a higher level of education than their peers. Interviewed for Harvard Business Review, members and chairs of Norwegian boards — as well as the initial sponsor of the legislation — reported that women on boards tend to demand more facts and details than men and to be more independent. As a result, their presence can “broaden discussions, reduce unnecessary risks that a corporation takes on, and punish people who would increase foolish risks.”

The government of Spain has followed suit, adopting requirements for 40% female representation on the boards of publicly traded firms in that country by 2015, and France is reportedly considering similar legislation.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. As of January 31, 2010, PepsiCo was held by the Domini Social Equity Fund but not Pepsi Bottling. The composition of the Funds’ portfolios is subject to change.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

9

DOMINI SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2010, the Fund’s Investor shares gained 10.10%, outperforming the S&P 500, which returned 9.86%.

The Fund’s performance relative to the S&P 500 was helped the most by the following companies held in its portfolio:

—	The printing company RR Donnelley & Sons reported better-than-expected second-quarter earnings on improved profit margins. Its stock gained more than 48% during the six-month period.

—

Third-quarter earnings for the utility company Integrys Energy were improved by efforts to reduce costs and a lower-than-expected tax rate. The company lowered its business risk by divesting itself of nonregulated operations and applying most of the proceeds to reducing its debt.

—

Amazon.com reported strong third-quarter earnings and gained Internet traffic by improving customer service, acquiring the online shoe store Zappos, and achieving strong holiday sales for its Kindle e-book reader.

The Fund’s relative performance was hurt the most by the following companies in the portfolio:

—	The pharmaceutical company Amgen lowered its earnings estimates after the FDA delayed approval for two osteoporosis treatments, and impending regulations lowered the company’s expected dialysis sales.

—	The contracting services company Quanta Services, the largest U.S. builder of power lines, was hurt along with other specialty contracting firms by the economic downturn.

—	Verizon Communications reported disappointing earnings, and its stock underperformed its sector.

The Fund’s relative performance was helped by strong stock selection in the information technology, utilities, and energy sectors. The Fund was hurt by weak stock selection in the healthcare and financial sectors, and by its overweighting to telecommunication services.

The table and bar chart below provide information as of January 31, 2010, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Johnson & Johnson	4.6%	PepsiCo	2.7%
International Business Machines	3.7%	Amgen	2.5%
Microsoft	3.3%	3M	2.4%
Apple	3.1%	Kimberly-Clark	2.4%
AT&T	3.1%	XTO Energy	2.1%

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments at January 31, 2010, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SOCIAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS

	Investor shares	Class R shares	Class A shares (with 4.75% maximum Sales Charge)[3]	Class A shares (with- out Sales Charge)[3]	Institutional shares[3]	S&P 500
1 Year	35.56%	36.14%	29.10%	35.53%	36.22%	26.46%
5 Year	-0.37%	-0.06%	-1.34%	-0.37%	-0.37%	0.42%
10 Year	-2.19%	-2.01%[2]	-2.67%	-2.19%	-2.19%	-0.95%
Since Inception[1]	7.41%	7.51%[2]	7.13%	7.41%	7.41%	7.98%
1 Year	42.20%	42.80%	35.57%	42.33%	42.94%	33.14%
5 Year	-0.65%	-0.33%	-1.61%	-0.65%	-0.65%	0.18%
10 Year	-2.08%	-1.89%[2]	-2.56%	-2.08%	-2.08%	-0.80%
Since Inception[1]	7.11%	7.23%[2]	6.83%	7.11%	7.11%	7.73%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.31% (Investor shares), 3.31% (A shares), 0.80% (Institutional shares), and 0.97% (R shares) of net assets representing each share class, respectively. Until November 30, 2010, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.25% (Investor shares), 1.18% (A shares), 0.80% (Institutional shares) and 0.90% (R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived. The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

1Since June 3, 1991.

2Reflects the performance of the Investor shares for periods prior to the offering of Class R shares, which commenced November 28, 2003. This performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

3Institutional and Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional or A shares.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/10

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

SECURITY	SHARES	VALUE
Consumer Discretionary - 10.4%
Amazon.com Inc (a)	72,500	$9,092,224
American Eagle Outfitters Inc	1,004	15,953
Best Buy Co Inc	772	28,294
Big Lots Inc (a)	139,700	3,968,877
Black & Decker Corporation	600	38,796
Coach Inc	228,600	7,973,568
Comcast Corp New Cl A	5,067	80,211
D R Horton Inc	1,239	14,608
DIRECTV Cl A(a)	220,100	6,680,035
Disney Walt Co	3,915	115,688
Expedia Inc Del (a)	119,700	2,562,777
FUJIFILM Holdings Corp ADR (a)	141,900	4,547,895
Gap Inc	209,397	3,995,295
Home Depot Inc	3,244	90,864
Honda Motor Ltd ADR (a)	82,300	2,790,793
J C Penney Inc	1,024	25,426
Johnson Controls Inc	1,648	45,864
Kohls Corp (a)	75,800	3,818,046
Leggett & Platt Inc	205,100	3,745,126
Limited Brands Inc	1,668	31,725
Liz Claiborne Inc (a)	5,757	28,037
Lowes Cos Inc	2,876	62,265
Macys Inc	314,600	5,011,578
McDonalds Corp	2,020	126,109
Meredith Corp	1,350	41,823
Nike Inc Cl B	1,070	68,213
Nordstrom Inc	895	30,913
Office Depot Inc (a)	410,600	2,332,208
Priceline Com Inc (a)	28,600	5,587,010
Pulte Homes Inc (a)	1,079	11,351
Radio One Inc Cl A (a)	18,076	69,050
Ross Stores Inc	79,100	3,633,063
Scholastic Corp	884	26,432
Staples Inc	2,258	52,973
Starbucks Corp (a)	183,678	4,002,344
Target Corp	1,523	78,084
Tiffany & Co New	692	28,102
Timberland Co Cl A (a)	995	17,114
Time Warner Cable Inc (a)	554	24,149
Time Warner Inc	164,074	4,503,831
V F Corp	554	39,905
Viacom Inc New Cl B (a)	1,481	43,156
Washington Post Co Cl B	95	41,289
Whirlpool Corp	500	37,590

		75,558,654

SECURITY	SHARES	VALUE
Consumer Staples - 11.7%
Avon Products Inc	2,173	$65,494
Coca Cola Co	37,728	2,046,744
Colgate Palmolive Co	2,116	169,343
Costco Wholesale Corp New	2,126	122,096
CVS Caremark Corp	75,000	2,427,750
Hershey Co / The	2,246	81,822
Kimberly Clark Corp	291,001	17,282,549
Kraft Foods Inc Cl A	5,682	157,164
Lauder Estee Cos Inc Cl A	29,500	1,549,340
Pepsico Inc	330,759	19,719,852
Procter and Gamble Co	134,723	8,292,201
Safeway Inc	258,900	5,812,305
Sara Lee Corp	567,700	6,891,878
SUPERVALU Inc	225,900	3,322,989
Sysco Corp	518,200	14,504,418
Whole Foods Market Inc (a)	100,787	2,743,422

		85,189,367

Energy - 10.2%
Anadarko Petroleum Corp	4,531	288,987
Apache Corp	109,462	10,811,562
Devon Energy Corporation New	4,900	327,859
Ensco International Spon ADR (a)	175,200	6,838,056
EOG Resources Inc	3,418	309,056
FMC Technologies Inc (a)	165,400	8,794,318
National Oilwell Varco Inc	211,600	8,654,440
Noble Corporation Baar (a)	139,300	5,616,576
Pioneer Natural Resources Co	40,900	1,798,782
Southwestern Energy Co (a)	345,100	14,797,888
XTO Energy Inc	350,400	15,617,327

		73,854,851

Financials - 15.4%
American Express Co	51,119	1,925,142
Annaly Capital Management Inc	296,000	5,144,480
Banco Bilbao Vizcaya Argentari ADR	83,000	1,260,770
Banco Santander Cen Hispanos ADR	86,000	1,210,880

DOMINI SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Bank New York Mellon Corp	231,500	$6,734,335
Bank of America Corp	445,542	6,763,328
Bank Montreal Que	35,300	1,722,759
Bank N S Halifax	43,700	1,838,640
National Bk Cda Montreal Que	26,400	1,400,154
Chubb Corp	258,700	12,935,000
Citigroup Inc (a)	10,300	34,196
Discover Financial Services	196,800	2,692,224
Genworth Financial Inc (a)	166,500	2,304,360
Goldman Sachs Group Inc	16,100	2,394,392
Host Hotels & Resorts Inc	369,044	3,911,866
HSBC Holdings Plc ADR	26,600	1,423,366
Hudson City Bancorp Inc	579,600	7,691,292
Jeffries Group Inc New (a)	81,500	2,081,510
JPMorgan Chase & Co	335,195	13,052,493
KB Financial Group Inc ADR (a)	37,900	1,619,846
Metlife Inc	178,200	6,294,024
NYSE Euronext	1,552	36,332
PNC Financial Services Group Inc	105,400	5,842,322
Popular Inc	11,219	24,121
Prudential Financial Inc	96,800	4,839,032
Shinhan Financial Group Co Ltd ADR (a)	21,500	1,489,520
US Bancorp Del	5,831	146,241
Wells Fargo & Co	519,156	14,759,605

		111,572,230

Health Care - 13.1%
Amgen Inc (a)	307,265	17,968,857
Becton Dickinson & Co	3,055	230,255
Biogen Idec Inc (a)	207,400	11,145,676
Gilead Sciences Inc (a)	203,610	9,828,255
Intuitive Surgical Inc (a)	23,700	7,775,022
Johnson & Johnson	536,327	33,713,515
King Pharmaceuticals Inc (a)	158,600	1,904,786
Laboratory Corp of America Holdings (a)	19,700	1,400,670
McKesson Corp	110,400	6,493,728
Watson Pharmaceuticals Inc (a)	129,500	4,968,915

		95,429,679

SECURITY	SHARES	VALUE
Industrials - 7.8%
3M Co	218,328	$17,573,221
Avery Dennison Corp	70,500	2,291,955
C H Robinson Worldwide Inc	32,200	1,823,486
Cooper Industries Plc Cl A	109,288	4,688,455
CSX Corp	72,400	3,103,064
Cummins Inc	1,572	70,992
Donnelley R R & Sons	543,768	10,777,482
Dun & Bradstreet Corp Del New	108,200	8,544,554
Emerson Electric Co	3,634	150,956
First Solar Inc (a)	146	16,542
Grainger W W Inc	15,800	1,568,624
Herman Miller Inc	2,241	37,850
Illinois Tool Works Inc	3,600	156,924
Interface Inc	5,681	46,073
Jetblue Airways Corp (a)	4,861	24,013
Ryder System Inc	90,400	3,290,560
Southwest Airlines Co	5,734	64,966
Sunpower Corp A (a)	479	9,767
United Parcel Service Inc B	45,950	2,654,532

		56,894,016

Information Technology - 20.4%
Agilent Technologies Inc (a)	1,560	43,727
Apple Inc (a)	118,165	22,701,860
Applied Materials Inc	6,140	74,785
Cisco Systems Inc (a)	9,059	203,556
Convergys Corp (a)	128,300	1,372,810
Dell Inc (a)	360,185	4,646,387
Ebay Inc (a)	2,376	54,696
EMC Corp (a)	4,400	73,348
Google Inc (a)	16,995	8,997,493
Hewlett Packard Co	4,231	199,153
Ingram Micro Inc Cl A (a)	199,300	3,368,170
Intel Corp	414,386	8,039,088
International Business Machines	222,418	27,221,739
JDS Uniphase Corp (a)	725,000	5,698,500
Juniper Networks Inc (a)	1,500	37,245
Lexmark International Inc (a)	114,800	2,960,692
LSI Corp (a)	868,700	4,334,813
Micron Technology Inc (a)	248,400	2,166,048
Microsoft Corp	855,927	24,120,023

DOMINI SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Motorola Inc (a)	7,500	$46,125
Novell Inc (a)	359,900	1,608,753
Power Integrations	1,419	44,287
Qualcomm Inc	3,351	131,326
Salesforce Com Inc (a)	66,100	4,200,655
Sandisk Corp (a)	58,000	1,474,360
Symantec Corp (a)	297,400	5,040,930
Teradyne Inc (a)	147,800	1,380,452
Texas Instruments Inc	471,855	10,616,738
Western Digital Corp (a)	192,000	7,294,080
Xerox Corp	4,497	39,214

		148,191,053

Materials - 2.1%
Eastman Chemical Co	144,400	8,162,932
International Paper Co	128,165	2,936,260
Lubrizol Corp	53,500	3,942,415
Meadwestvaco Corp	4,506	108,459
Nucor Corp	1,282	52,306

		15,202,372

Telecommunication Services - 4.1%
AT&T Inc	887,019	22,494,802
KT Corp ADR (a)	86,600	1,829,858
Sprint Nextel Corp (a)	7,259	23,810
Telefonica SA ADR	56,500	4,045,400
Verizon Communications	56,591	1,664,907

		30,058,777

Utilities - 4.1%
Centerpoint Energy Inc	932,900	13,013,955
Integrys Energy Group Inc	306,100	12,810,285
National Grid Plc ADR	78,000	3,928,860

		29,753,100

SECURITY	SHARES	VALUE
Total Investments - 99.3% (Cost $643,584,612) (b)		$721,704,099

Other Assets, less liabilities - 0.7%		5,104,896

Net Assets - 100.0%		$726,808,995

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $645,860,479. The aggregate gross unrealized appreciation is $104,742,728 and the aggregate gross unrealized depreciation is $28,899,108, resulting in net unrealized appreciation of $75,843,620.

ADR - American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2010, the Fund’s Investor shares gained 8.17%, matching the MSCI Europe index, which also returned 8.17%.

The Fund’s performance relative to the MSCI Europe was helped the most by the following portfolio holdings:

—	The German consumer products company Henkel announced better-than-expected results for the fourth quarter and the full year, helped by strong performance in its laundry and home care division.

—	The Belgian financial company KBC Ancora gained more than 183% during the period in which it was held by the Fund.

—

The Irish paper packaging company Smurfit Kappa was held by the Fund for the entire six-month period, during which it gained more than 56%. The company reported strong third-quarter results, indicating improvements in sales and margins.

The Fund’s relative performance was hurt the most by the following companies in the portfolio:

—

The Swiss pharmaceutical company Roche Holdings gained more than 8% for the six-month period but less than 3% during the period in which it was held by the Fund. The company’s stock benefited from FDA approval for an antibody intended to treat rheumatoid arthritis.

—

The British financial broker ICAP was affected by decreased trading volumes in November and December, and by regulatory uncertainty for banks and hedge funds that might result in lower trading volumes in the future.

—	The French construction company Eiffage reported lower-than-expected quarterly sales, and its construction division was affected by the real estate crisis.

The Fund’s relative performance was helped by strong stock selection in the financial, consumer discretionary, and information technology sectors. The Fund was hurt the most by weak stock selection in the energy sector, asset allocation and weak stock selection in the telecommunications services sector, and weak stock selection in the healthcare sector.

The table and bar chart below provide information as of January 31, 2010, about the ten largest holdings of the Domini European Social Equity Fund and its portfolio holdings by industry sector.

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Novartis	5.0%	GlaxoSmithKline	2.6%
Sanofi-Aventis	3.9%	Vivendi	2.3%
Vodafone Group	3.8%	BNP Paribas	2.1%
Banco Santander	3.3%	BG Group	2.0%
HSBC Holdings	2.8%	Deutsche Telekom	2.0%

The holdings mentioned above are described in the Domini European Social Equity Fund’s Portfolio of Investments at January 31, 2010, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI EUROPEAN SOCIAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares shares (with 4.75% maximum Sales Charge)[2]	Class A shares shares (without Sales Charge) [2]	MSCI Europe
As of 12-31-09	1 Year	35.97%	29.65%	36.11%	36.81%
	Since Inception[1]	1.15%	0.00%	1.15%	3.59%
As of 1-31-10	1 Year	47.72%	40.81%	47.83%	44.73%
	Since Inception[1]	-0.20%	-1.31%	-0.20%	2.07%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 2.00% (Investor shares) and 3.85% (A shares) of net assets representing each share class, respectively. Until November 30, 2010, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini European Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived. The Morgan Stanley Capital International (MSCI Europe) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI Europe.

1Since October 3, 2005.

2A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/10

DOMINI EUROPEAN SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Austria — 2.5%
Erste Group Bank AG	Banks	8,840	$334,542
Immoeast AG (a)	Real Estate	35,335	171,960
OMV AG	Energy	21,169	835,846
Voestalpine AG	Materials	2,163	75,919

			1,418,267

Belgium — 1.7%
AGFA-Gevaert NV (a)	Health Care Equipment & Services	9,064	65,671
Delhaize Group SA	Food & Staples Retailing	8,151	640,540
KBC Groep NV (a)	Banks	5,793	250,015

			956,226

Brazil — 0.1%
Petroleo Brasileiro SA ADR	Energy	1,300	52,741

			52,741

Canada — 0.7%
Talisman Energy Inc	Energy	25,300	420,044

			420,044

Denmark — 1.3%
Danisco A/S	Food & Beverage	5,511	384,882
Danske Bank A/S (a)	Banks	8,376	199,437
FLSmidth & Co A/S	Capital Goods	1,197	76,460
H Lundbeck A/S	Pharma, Biotech & Life Sciences	3,821	71,504

			732,283

Finland — 1.8%
Kone OYJ B	Capital Goods	5,116	206,566
Metso OYJ	Capital Goods	17,280	581,384
Tieto OYJ	Software & Services	9,433	210,483

			998,433

France — 17.0%
AXA SA	Insurance	2,301	47,497
BNP Paribas	Banks	16,176	1,158,440
Casino Guichard Perrachon SA	Food & Staples Retailing	2,184	179,645
Credit Agricole SA	Banks	26,702	419,618
Eiffage SA	Capital Goods	4,933	257,978
France Telecom SA	Telecommunication Services	36,633	841,981
Peugeot SA (a)	Automobiles & Components	21,003	683,497
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	29,356	2,176,113
Schneider Electric SA	Capital Goods	10,368	1,072,273
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	62,091	509,746
Unibail-Rodamco SE	Real Estate	1,592	345,816
Vinci SA	Capital Goods	9,145	489,622
Vivendi SA	Media	49,860	1,299,515
Wendel	Capital Goods	1,708	92,991

			9,574,732

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Germany — 9.5%
Allianz SE	Insurance	5,906	$655,574
Continental AG (a)	Automobiles & Components	3,363	186,182
Continental AG Rts (a) ( c)	Automobiles & Components	9	13
Deutsche Lufthansa AG	Transportation	31,837	511,870
Deutsche Telekom AG	Telecommunication Services	87,280	1,132,891
Hannover Rueckversicherung AG (a)	Insurance	8,603	398,259
Henkel AG & Co KGaA	Household & Personal Products	21,217	1,084,651
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	55,540	307,251
Linde AG	Materials	1,820	200,111
Merck KGaA	Pharma, Biotech & Life Sciences	1,843	164,676
Muenchener Rueckversicherungs AG	Insurance	869	130,457
ProSiebenSat.1 Media AG	Media	16,185	218,473
Suedzucker AG	Food & Beverage	14,845	344,774

			5,335,182

Greece — 0.7%
Coca Cola Hellenic Bottling Co SA	Food & Beverage	7,163	164,580
National Bank of Greece SA (a)	Banks	11,562	253,363

			417,943

Ireland — 0.8%
Anglo Irish Bank Corp Ltd (a) ( c)	Banks	80,825	0
DCC PLC	Capital Goods	4,183	113,443
Kerry Group PLC A	Food & Beverage	1,862	55,152
Smurfit Kappa Group PLC (a)	Materials	32,389	296,161

			464,756

Italy — 4.9%
Atlantia SpA	Transportation	24,501	613,555
Buzzi Unicem SpA	Materials	11,287	168,048
Intesa Sanpaolo SpA (a)	Banks	14,473	55,231
Italcementi SpA	Materials	6,680	82,849
Telecom Italia SpA	Telecommunication Services	566,039	848,432
Tenaris SA	Energy	2,586	57,693
Terna Rete Elettrica Nazionale SpA	Utilities	216,701	876,224
UniCredit SpA (a)	Banks	18,709	51,720

			2,753,752

Japan — 0.2%
Nitto Denko Corp	Materials	1,700	65,190
Toyo Seikan Kaisha Ltd	Materials	3,500	49,124

			114,314

Netherlands — 5.3%
Corporate Express NV (a) ( c)	Commercial Services and Supplies	10,034	129,008
Fugro NV	Energy	976	58,026
ING Groep NV (a)	Diversified Financials	111,493	1,046,689
Koninklijke Ahold NV	Food & Staples Retailing	15,450	194,625
Koninklijke DSM NV	Materials	10,153	474,387
SNS REAAL NV (a)	Diversified Financials	46,439	272,857

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Netherlands (Continued)
TNT NV	Transportation	5,895	$169,657
TomTom NV (a)	Consumer Durables & Apparel	8,599	69,868
Unilever NV	Food & Beverage	19,409	595,784

			3,010,901

Norway — 3.0%
DnB NOR ASA (a)	Banks	53,200	603,763
Fred Olsen Energy ASA	Energy	2,850	111,977
Statoil ASA	Energy	36,374	820,365
TGS Nopec Geophysical Co ASA (a)	Energy	7,800	149,587

			1,685,692

Spain — 6.5%
Banco Bilbao Vizcaya Argentaria SA	Banks	70,039	1,070,301
Banco Santander SA	Banks	128,538	1,840,213
Ebro Puleva SA	Food & Beverage	8,953	178,245
Telefonica SA	Telecommunication Services	24,396	585,874

			3,674,633

Sweden — 3.8%
Billerud AB (a)	Materials	30,418	209,722
Boliden AB	Materials	28,980	389,795
Electrolux AB B (a)	Consumer Durables & Apparel	39,715	941,677
Svenska Cellulosa AB B	Materials	46,263	627,300

			2,168,494

Switzerland — 7.0%
Aryzta AG	Food & Beverage	3,410	135,526
Clariant AG (a)	Materials	18,640	205,862
Holcim Ltd (a)	Materials	6,419	442,298
Novartis AG	Pharma, Biotech & Life Sciences	52,160	2,808,814
Schindler Holding AG	Capital Goods	4,572	340,098

			3,932,598

United Kingdom — 28.6%
Antofagasta PLC	Materials	28,678	399,052
Aviva PLC	Insurance	128,433	788,473
Barclays PLC	Banks	190,926	818,010
BG Group PLC	Energy	62,726	1,155,955
Carphone Warehouse Group PLC	Retailing	43,421	132,083
Davis Service Group PLC	Commercial & Professional Services	61,367	395,598
Experian PLC	Commercial & Professional Services	82,176	783,252
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	74,121	1,446,066
HSBC Holdings PLC	Banks	147,276	1,580,518
ICAP PLC	Diversified Financials	101,392	597,237
International Power PLC	Utilities	191,496	980,056
J Sainsbury PLC	Food & Staples Retailing	14,254	73,489
Kingfisher PLC	Retailing	208,122	702,761
National Grid PLC	Utilities	89,715	903,272
Next PLC	Retailing	4,523	141,385
Old Mutual PLC (a)	Insurance	441,166	729,110
Sage Group PLC/The	Software & Services	114,060	430,082
Standard Chartered PLC	Banks	26,710	616,731

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Unilever PLC	Food & Beverage	13,232	$403,354
Vodafone Group PLC	Telecommunication Services	1,014,273	2,172,187
WM Morrison Supermarkets PLC	Food & Staples Retailing	178,122	821,495
Yell Group PLC (a)	Media	165,576	96,141

			16,166,307

United States — 3.3%
Eastman Chemical Co	Materials	5,200	293,957
Lubrizol Corp	Materials	5,600	412,664
National Oilwell Varco Inc	Energy	1,500	61,350
Noble Corp (a)	Energy	15,200	612,864
Southwestern Energy Co (a)	Energy	11,500	493,120

			1,873,955

Total Investments — 98.7% (Cost $56,493,577) (b)			55,751,253

Other Assets, less liabilities — 1.3%			736,990

Net Assets — 100.0%			$56,488,243

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $57,090,220. The aggregate gross unrealized appreciation is $5,666,626 and the aggregate gross unrealized depreciation is $7,005,593, resulting in net unrealized depreciation of $1,338,967.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI PACASIA SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2010, the Fund’s Investor shares gained 3.47%, lagging the MSCI All Country Asia Pacific index, which returned 5.44%.

The Fund’s performance relative to the MSCI All Country Asia Pacific was helped the most by the following portfolio holdings:

—

The Australian financial company Suncorp-Metway reported solid first-quarter results, including steady growth in its life insurance business. The company’s stock also benefited from improving fundamentals and merger speculation.

—	The Chinese agriculture and livestock company Chaoda Modern Agriculture showed strong revenue growth, driven by the expansion of its production area.

—

The Taiwanese company Compal Electronics reported strong fourth-quarter sales. The company forecast strong figures for the following quarter, citing strong demand for Acer’s new ultra-slim notebook computers.

The Fund’s relative performance was hurt the most by the following portfolio holdings:

—

The Japanese manufacturer Toyo Seikan Kaisha reduced its full-year revenue outlook, mainly due to decreased sales. The stock was also affected by negative sentiment around potentially lower profit margins.

—	The Hong Kong real estate company New World Development lost more than -30%.

—

The Japanese real estate company Leopalace21 was affected by decreased rental revenue from declining occupancy rates, slow construction orders for apartment houses, and a collapse in corporate demand for temporary rental space.

The Fund’s relative performance was helped by strong stock selection in the financial and telecommunication services sectors. The Fund was hurt by weak stock selection in the materials, information technology, and industrials sectors. The Fund was also hurt by its overweighting to Hong Kong and helped by its underweighting to China.

The table and bar chart below provide information as of January 31, 2010, about the ten largest holdings of the Domini PacAsia Social Equity Fund and its portfolio holdings by industry sector.

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Takeda Pharmaceutical	2.8%	National Australia Bank	2.2%
Fujifilm Holdings	2.4%	Astellas Pharma	2.1%
Nissan Motor	2.4%	Central Japan Railway	2.1%
Seven & I Holdings	2.2%	Westpac Banking	2.0%
Honda Motor	2.2%	Sony	1.9%

The holdings mentioned above are described in the Domini PacAsia Social Equity Fund’s Portfolio of Investments at January 31, 2010, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI PACASIA SOCIAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares (with 4.75% maximum Sales Charge) [2]	Class A shares (without Sales Charge) [2]	MSCI AC Asia Pacific
As of 12-31-09	1 Year	32.26%	26.12%	32.40%	37.86%
	Since Inception[1]	-6.60%	-8.10%	-6.60%	-2.25%
As of 1-31-10	1 Year	44.58%	37.86%	44.74%	44.08%
	Since Inception[1]	-7.18%	-8.62%	-7.18%	-3.13%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 2.60% (Investor shares) and 8.51% (A shares) of net assets representing each share class, respectively. Until November 30, 2010, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini PacAsia Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International All Country Asia Pacific (MSCI AC Asia Pacific) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI AC Asia Pacific.

1Since December 27, 2006.

2A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/10

DOMINI PACASIA SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia — 12.6%
AGL Energy Ltd	Utilities	5,474	$67,253
Alumina Ltd (a)	Materials	19,377	26,646
Amcor Ltd	Materials	38,802	203,269
Bendigo and Adelaide Bank Ltd	Banks	8,518	74,152
BlueScope Steel Ltd	Materials	37,729	87,358
Boral Ltd	Materials	14,108	66,105
Computershare Ltd	Software & Services	10,758	112,638
Fairfax Media Ltd	Media	56,945	86,896
Insurance Australia Group Ltd	Insurance	25,971	87,400
National Australia Bank Ltd	Banks	20,868	487,184
OneSteel Ltd	Materials	84,856	231,912
Origin Energy Ltd	Energy	2,837	40,232
QBE Insurance Group Ltd	Insurance	3,421	69,319
Sonic Healthcare Ltd	Health Care Equipment & Services	3,415	42,843
Suncorp-Metway Ltd	Insurance	38,943	306,031
Telstra Corp Ltd	Telecommunication Services	138,080	409,278
Westpac Banking Corp	Banks	21,398	451,150

			2,849,666

Austria — 0.4%
OMV AG	Energy	2,470	97,527

			97,527

Brazil - 0.2%
Petroleo Brasileiro SA ADR	Energy	900	36,513

			36,513

China - 7.0%
Belle International Holdings Ltd	Retailing	40,000	45,179
Byd Co Ltd (a)	Capital Goods	17,846	129,413
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	272,000	266,106
China Life Insurance Co Ltd	Insurance	16,751	73,961
Guangdong Investment Ltd	Utilities	180,000	91,575
Hengan International Group Co Ltd	Household & Personal Products	3,948	26,387
Hopson Development Holdings Ltd	Real Estate	73,357	90,805
Shenzhen Investment Ltd	Real Estate	122,000	43,477
Shimao Property Holdings Ltd	Real Estate	97,000	148,732
Shui On Land Ltd	Real Estate	44,000	20,834
Soho China Ltd	Real Estate	515,066	251,442
Tingyi Cayman Islands Holding Corp	Food & Beverage	38,000	82,431
TPV Technology Ltd ( c)	Technology Hardware & Equipment	226,950	142,613
Travelsky Technology Ltd	Software & Services	188,000	154,128

			1,567,083

Hong Kong - 7.7%
Dah Sing Financial Holdings Ltd (a)	Banks	16,444	79,036
Esprit Holdings Ltd	Retailing	3,600	25,353
Great Eagle Holdings Ltd	Real Estate	32,874	81,294
Guoco Group Ltd	Diversified Financials	20,000	195,594

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong (Continued)
Henderson Land Development Co Ltd	Real Estate	4,733	$30,052
Hysan Development Co Ltd	Real Estate	8,191	20,527
Jardine Matheson Holdings Ltd	Capital Goods	9,260	275,565
Jardine Strategic Holdings Ltd	Capital Goods	15,064	255,960
New World Development Ltd	Real Estate	126,406	206,884
PCCW Ltd	Telecommunication Services	122,000	32,372
Sun Hung Kai Properties Ltd	Real Estate	2,065	26,660
Swire Pacific Ltd A	Real Estate	24,167	261,847
Wharf Holdings Ltd	Real Estate	20,675	102,932
Wheelock & Co Ltd	Real Estate	54,221	141,905

	3/8/10		1,735,981

India - 3.9%
Bajaj Holdings and Investment Ltd	Diversified Financials	6,616	80,828
Hero Honda Motors Ltd	Automobiles & Components	7,379	249,663
JSW Steel Ltd	Materials	9,830	207,781
Punjab National Bank Ltd	Banks	12,126	234,717
Videocon Industries Ltd	Consumer Durables & Apparel	20,756	101,012

			874,001

Indonesia - 0.6%
Indocement Tunggal Prakarsa Tbk PT	Materials	15,500	22,191
Perusahaan Gas Negara PT	Utilities	301,500	120,750

			142,941

Japan - 43.3%
Aeon Co Ltd	Food & Staples Retailing	28,864	285,327
Alfresa Holdings Corp	Health Care Equipment & Services	3,300	135,786
Amada Co Ltd	Capital Goods	7,304	48,579
Aoyama Trading Co Ltd	Retailing	7,790	107,584
Asahi Glass Co Ltd	Capital Goods	37,300	370,269
Asahi Kasei Corp	Materials	6,640	32,862
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	12,784	469,468
Central Japan Railway Co	Transportation	64	468,332
Chiba Bank Ltd/The	Banks	15,000	90,143
COMSYS Holdings Corp	Capital Goods	11,500	113,639
Credit Saison Co Ltd	Diversified Financials	15,172	188,191
Daiwa House Industry Co Ltd	Real Estate	6,269	65,641
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	14,833	260,712
FamilyMart Co Ltd	Food & Staples Retailing	5,700	179,485
FUJIFILM Holdings Corp	Consumer Durables & Apparel	16,818	536,340
Fujikura Ltd	Capital Goods	16,000	85,388
Fukuoka Financial Group Inc	Banks	24,983	91,073
Hokuhoku Financial Group Inc	Banks	26,846	55,479
Honda Motor Co Ltd	Automobiles & Components	14,498	489,211
Japan Retail Fund Investment Corp	Real Estate	28	129,348
Kamigumi Co Ltd	Transportation	4,000	29,937
KDDI Corp	Telecommunication Services	24	125,966
Konica Minolta Holdings Inc	Technology Hardware & Equipment	15,813	160,853

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Kyocera Corp	Technology Hardware & Equipment	2,555	$230,249
Marui Group Co Ltd	Retailing	16,200	98,457
Namco Bandai Holdings Inc	Consumer Durables & Apparel	2,304	22,838
Nippon Express Co Ltd	Transportation	27,691	115,558
Nishi-Nippon City Bank Ltd/The	Banks	57,000	146,669
Nissan Motor Co Ltd (a)	Automobiles & Components	65,837	532,875
Nitto Denko Corp	Materials	5,700	218,578
NTT Data Corp	Software & Services	66	204,749
ORIX Corp	Diversified Financials	5,293	394,534
Osaka Gas Co Ltd	Utilities	39,000	136,713
Ricoh Co Ltd	Technology Hardware & Equipment	4,010	57,155
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	1,016	68,164
Seiko Epson Corp	Technology Hardware & Equipment	1,655	27,473
Seino Holdings Corp	Transportation	28,800	191,513
Seven & I Holdings Co Ltd	Food & Staples Retailing	22,979	500,083
Sony Corp	Consumer Durables & Apparel	12,794	424,865
Sumitomo Trust & Banking Co Ltd/The	Banks	47,290	260,866
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	14,246	622,224
Tokyo Gas Co Ltd	Utilities	10,000	40,323
Tokyo Steel Manufacturing Co Ltd	Materials	21,400	211,199
Toppan Printing Co Ltd	Commercial & Professional Services	48,297	418,609
Toyo Seikan Kaisha Ltd	Materials	23,879	335,153

			9,778,460

Malaysia - 2.5%
AMMB Holdings Bhd	Diversified Financials	74,200	105,381
EON Capital Bhd	Banks	36,800	74,674
Hong Leong Financial Group Bhd	Banks	15,100	33,405
MMC Corp Bhd	Commercial & Professional Services	31,600	21,418
RHB Capital Bhd	Banks	16,800	25,873
Telekom Malaysia Bhd	Telecommunication Services	260,200	237,654
Tenaga Nasional Bhd	Utilities	32,300	75,330

			573,735

New Zealand - 1.6%
Telecom Corp of New Zealand Ltd	Telecommunication Services	173,997	291,795
Vector Ltd	Utilities	56,693	78,205

			370,000

Norway - 0.8%
Fred Olsen Energy ASA	Energy	2,100	82,509
TGS Nopec Geophysical Co ASA (a)	Energy	5,100	97,807

			180,316

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore — 3.3%
DBS Group Holdings Ltd	Banks	15,300	$154,426
Jardine Cycle & Carriage Ltd	Retailing	16,789	300,660
Oversea-Chinese Banking Corp Ltd	Banks	3,000	17,396
SembCorp Industries Ltd	Capital Goods	53,856	134,440
STATS ChipPAC Ltd (a)	Semiconductors & Semiconductor Equipment	43,000	32,238
Suntec Real Estate Investment Trust	Real Estate	104,000	95,902
Venture Corp Ltd	Technology Hardware & Equipment	3,631	21,808

			756,870

South Korea - 7.1%
Busan Bank (a)	Banks	4,670	45,650
Daegu Bank	Banks	3,840	48,927
Dongbu Insurance Co Ltd	Insurance	920	26,448
Hana Financial Group Inc (a)	Banks	4,308	122,656
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	4,870	94,613
Industrial Bank of Korea (a)	Banks	4,870	54,844
Korea Zinc Co Ltd (a)	Materials	1,074	156,479
KT Corp (a)	Telecommunication Services	5,651	241,449
LG Corp (a)	Capital Goods	3,320	178,925
LG Electronics Inc	Consumer Durables & Apparel	3,482	324,817
Lotte Shopping Co Ltd (a)	Retailing	491	126,077
Shinhan Financial Group Co Ltd (a)	Banks	2,260	78,913
Woori Finance Holdings Co Ltd (a)	Banks	8,437	96,748

			1,596,546

Taiwan - 5.3%
Acer Inc	Technology Hardware & Equipment	19,952	55,567
Advanced Semiconductor Engineering Inc	Semiconductors & Semiconductor Equipment	65,000	51,072
Asustek Computer Inc	Technology Hardware & Equipment	18,000	34,742
Compal Electronics Inc	Technology Hardware & Equipment	154,815	214,628
Lite-On Technology Corp	Technology Hardware & Equipment	145,770	184,809
MediaTek Inc	Semiconductors & Semiconductor Equipment	11,495	185,458
Mega Financial Holding Co Ltd	Banks	211,000	113,526
Quanta Computer Inc	Technology Hardware & Equipment	179,709	357,733

			1,197,535

Thailand - 1.2%
Bangkok Bank PCL	Banks	81,718	275,364

			275,364

United States - 1.3%
National Oilwell Varco Inc	Energy	2,700	110,430
Noble Corp (a)	Energy	1,326	53,464
Unit Corp (a)	Energy	2,701	123,004

			286,898

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

Total Investments - 98.8% (Cost $21,153,760) (b)	$22,319,436

Other Assets, less liabilities - 1.2%	274,899

Net Assets - 100.0%	$22,594,335

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $21,709,505. The aggregate gross unrealized appreciation is $2,033,982 and the aggregate gross unrealized depreciation is $1,424,051, resulting in net unrealized appreciation of $609,931.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2010, the Fund’s Investor shares gained 5.00%, lagging the MSCI EAFE index, which returned 7.02%.

The Fund’s performance relative to the MSCI EAFE was helped the most by the following companies held in its portfolio:

—

The Australian financial company Suncorp-Metway reported solid first-quarter results, including steady growth in its life insurance business. The company’s stock also benefited from improving fundamentals and merger speculation.

—

The Austrian real estate company Immoeast gained more than 76% for the period. The company reported solid second-quarter results, helping by strong operating performance and better-than-expected revaluation results.

—	The German consumer products company Henkel announced better-than-expected results for the fourth quarter and the full year, helped by strong performance in its laundry and home care division.

The Fund’s relative performance was hurt the most by the following companies in the portfolio:

—	The Japanese manufacturer Toyo Seikan Kaisha reduced its full-year revenue outlook, mainly due to decreased sales. The stock was also affected by negative sentiment around potentially lower margins.

—	The Japanese company Toppan Printing suffered losses from the closing of facilities and weakness in its printing and publishing operations.

—	The Hong Kong real estate company New World Development lost more than -30%.

The Fund’s relative performance benefited the most from strong selection in the consumer discretionary and financial sectors. The Fund was hurt the most by weak stock selection in the materials and industrials sectors and by its allocation to cash.

The table and bar chart below provide information as of January 31, 2010, about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector.

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET	SECURITY DESCRIPTION	% NET
	ASSETS		ASSETS
Novartis	3.5%	Henkel	1.7%
Sanofi-Aventis	2.9%	GlaxoSmithKline	1.6%
Vodafone Group	2.6%	BNP Paribas	1.6%
Banco Santander	2.4%	Central Japan Railway	1.5%
Fujifilm Holdings	1.8%	National Australia Bank	1.5%

The holdings mentioned above are described in the Domini International Social Equity Fund’s Portfolio of Investments at January 31, 2010, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares (with 4.75% maximum Sales Charge) [2]	Class A shares (without Sales Charge) [2]	MSCI EAFE
As of 12-31-09	1 Year	28.68%	22.86%	28.99%	32.46%
	Since Inception[1]	-11.12%	-12.54%	-11.12%	-5.22%
As of 1-31-10	1 Year	41.59%	35.05%	41.79%	40.39%
	Since Inception[1]	-11.86%	-13.23%	-11.86%	-6.45%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 2.63% (Investor shares) and 6.86% (A shares) of net assets representing each share class, respectively. Until November 30, 2010, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived. The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

1Since December 27, 2006.

2A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/10

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia - 5.4%
AGL Energy Ltd	Utilities	11,645	$143,069
Amcor Ltd/Australia	Materials	10,444	54,712
BlueScope Steel Ltd	Materials	55,015	127,382
National Australia Bank Ltd	Banks	21,618	504,694
OneSteel Ltd	Materials	54,735	149,591
Origin Energy Ltd	Energy	5,778	81,938
Suncorp-Metway Ltd	Insurance	52,098	409,408
Telstra Corp Ltd	Telecommunication Services	82,663	245,018
Westpac Banking Corp	Banks	4,852	102,300

			1,818,112

Austria - 2.5%
Erste Group Bank AG	Banks	5,768	218,285
Immoeast AG (a)	Real Estate	21,735	105,774
OMV AG	Energy	7,370	291,000
Strabag SE	Capital Goods	3,729	101,357
Voestalpine AG	Materials	3,122	109,580

			825,996

Belgium - 2.0%
Bekaert SA	Capital Goods	356	51,941
D’ieteren SA	Retailing	200	86,122
Delhaize Group SA	Food & Staples Retailing	3,824	300,506
Euronav NV	Energy	3,868	84,835
KBC Groep NV (a)	Banks	3,362	145,099

			668,503

China - 0.1%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	49,920	48,838

			48,838

Denmark - 1.3%
Danisco A/S	Food & Beverage	3,753	262,105
Danske Bank A/S (a)	Banks	1,454	34,621
H Lundbeck A/S	Pharma, Biotech & Life Sciences	6,932	129,720

			426,446

Finland - 0.7%
Kone OYJ - B	Capital Goods	866	34,966
Metso OYJ	Capital Goods	4,861	163,548
YIT OYJ	Capital Goods	1,535	34,116

			232,630

France - 11.0%
BNP Paribas	Banks	7,436	532,527
Casino Guichard Perrachon SA	Food & Staples Retailing	2,364	194,451
Ciments Francais SA	Materials	916	89,918
Credit Agricole SA	Banks	18,850	296,225
Eiffage SA	Capital Goods	1,120	58,572
France Telecom SA	Telecommunication Services	10,501	241,357
Gecina SA	Real Estate	341	33,885
Peugeot SA (a)	Automobiles & Components	9,567	311,337
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	13,091	970,415
Schneider Electric SA	Capital Goods	3,034	313,780

DOMINI INTERNATIONAL SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Societe BIC SA	Commercial & Professional Services	1,202	$85,695
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,065	33,372
Vinci SA	Capital Goods	3,818	204,415
Vivendi SA	Media	12,103	315,445

			3,681,394

Germany — 5.9%
Allianz SE	Insurance	773	85,804
Continental AG (a)	Automobiles & Components	594	32,885
Deutsche Lufthansa AG	Transportation	12,201	196,165
Deutsche Telekom AG	Telecommunication Services	29,440	382,130
Hannover Rueckversicherung AG (a)	Insurance	5,783	267,713
Henkel AG & Co KGaA	Household & Personal Products	10,867	555,541
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	26,982	149,266
Merck KGaA	Pharma, Biotech & Life Sciences	999	89,263
ProSiebenSat.1 Media AG	Media	7,554	101,968
Suedzucker AG	Food & Beverage	3,325	77,223
Wacker Chemie AG	Materials	220	28,868

			1,966,826

Greece - 0.6%
EFG Eurobank Ergasias SA (a)	Banks	5,595	47,787
Hellenic Petroleum SA	Energy	6,255	77,415
National Bank of Greece SA (a)	Banks	3,604	78,976

			204,178

Hong Kong - 4.0%
First Pacific Co	Food & Beverage	261,600	145,572
Great Eagle Holdings Ltd	Real Estate	28,145	69,600
Guoco Group Ltd	Diversified Financials	7,000	68,458
Jardine Matheson Holdings Ltd	Capital Goods	7,036	209,382
Jardine Strategic Holdings Ltd	Capital Goods	14,895	253,088
New World Development Ltd	Real Estate	105,864	173,264
Swire Pacific Ltd A	Real Estate	15,466	167,573
Wharf Holdings Ltd	Real Estate	25,192	125,420
Wheelock & Co Ltd	Real Estate	48,250	126,277

			1,338,634

Ireland - 0.7%
Anglo Irish Bank Corp Ltd (a) ( c)	Banks	57,849	0
DCC PLC	Capital Goods	2,717	73,685
Smurfit Kappa Group PLC (a)	Materials	17,150	156,817

			230,502

Italy - 3.6%
Atlantia SpA	Transportation	2,312	57,897
Banca Popolare dell’Emilia Romagna Scrl	Banks	2,206	32,703
Buzzi Unicem SpA	Materials	6,107	90,925
Italcementi SpA	Materials	8,204	101,751
Telecom Italia SpA	Telecommunication Services	292,337	438,182
Tenaris SA	Energy	3,461	77,213

DOMINI INTERNATIONAL SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Italy (Continued)
Terna Rete Elettrica Nazionale SpA	Utilities	102,476	$414,358

			1,213,029

Japan - 21.6%
Aeon Co Ltd	Food & Staples Retailing	31,785	314,202
Aoyama Trading Co Ltd	Retailing	4,596	63,473
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	10,500	385,592
Central Japan Railway Co	Transportation	69	504,920
Chiba Bank Ltd/The	Banks	12,012	72,187
Credit Saison Co Ltd	Diversified Financials	7,941	98,499
Daito Trust Construction Co Ltd	Real Estate	800	37,782
Daiwa House Industry Co Ltd	Real Estate	3,000	31,412
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	9,900	174,007
FamilyMart Co Ltd	Food & Staples Retailing	5,400	170,039
FUJIFILM Holdings Corp	Consumer Durables & Apparel	18,705	596,518
Fukuoka Financial Group Inc	Banks	32,451	118,297
Honda Motor Co Ltd	Automobiles & Components	9,163	309,190
Japan Retail Fund Investment Corp	Real Estate	7	32,337
Konica Minolta Holdings Inc	Technology Hardware & Equipment	12,373	125,860
Kyocera Corp	Technology Hardware & Equipment	1,191	107,329
Nippon Express Co Ltd	Transportation	6,000	25,039
Nissan Motor Co Ltd (a)	Automobiles & Components	56,427	456,712
Nitto Denko Corp	Materials	6,300	241,586
NTT Data Corp	Software & Services	18	55,841
ORIX Corp	Diversified Financials	4,700	350,333
Osaka Gas Co Ltd	Utilities	90,000	315,492
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	1,637	109,828
Seino Holdings Corp	Transportation	15,893	105,685
Seven & I Holdings Co Ltd	Food & Staples Retailing	20,600	448,310
Sony Corp	Consumer Durables & Apparel	8,259	274,266
Sumitomo Trust & Banking Co Ltd/The	Banks	22,338	123,223
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	11,400	497,919
Tokyo Steel Manufacturing Co Ltd	Materials	18,095	178,582
Toppan Printing Co Ltd	Commercial & Professional Services	51,154	443,371
Toyo Seikan Kaisha Ltd	Materials	29,519	414,313
Yamato Holdings Co Ltd	Transportation	3,941	53,893

			7,236,037

Netherlands - 2.2%
Fugro NV	Energy	2,719	161,653
ING Groep NV (a)	Diversified Financials	22,853	214,542
Koninklijke DSM NV	Materials	2,632	122,977
SNS REAAL NV (a)	Diversified Financials	28,246	165,962
TomTom NV (a)	Consumer Durables & Apparel	10,667	86,671

			751,805

DOMINI INTERNATIONAL SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
New Zealand — 1.0%
Telecom Corp of New Zealand Ltd	Telecommunication Services	191,643	$321,387

			321,387

Norway - 3.3%
DnB NOR ASA (a)	Banks	21,600	245,136
Fred Olsen Energy ASA	Energy	3,959	155,550
Statoil ASA	Energy	21,339	481,272
Storebrand ASA (a)	Insurance	6,600	46,372
TGS Nopec Geophysical Co ASA (a)	Energy	9,498	182,150

			1,110,480

Singapore - 1.1%
Jardine Cycle & Carriage Ltd	Retailing	14,901	266,850
SembCorp Industries Ltd	Capital Goods	13,000	32,452
Suntec Real Estate Investment Trust	Real Estate	60,000	55,328

			354,630

South Korea - 0.6%
GS Holdings	Energy	3,240	96,130
LG Corp (a)	Capital Goods	493	26,570
LG Electronics Inc	Consumer Durables & Apparel	756	70,523

			193,223

Spain - 5.5%
Banco Bilbao Vizcaya Argentaria SA	Banks	32,912	502,945
Banco Santander SA	Banks	55,422	793,449
Ebro Puleva SA	Food & Beverage	10,257	204,207
Telefonica SA	Telecommunication Services	13,539	325,140

			1,825,741

Sweden - 2.7%
Boliden AB	Materials	22,492	302,528
Electrolux AB B (a)	Consumer Durables & Apparel	17,703	419,754
Svenska Cellulosa AB B	Materials	13,098	177,601

			899,883

Switzerland - 5.0%
Clariant AG (a)	Materials	11,899	131,414
Novartis AG	Pharma, Biotech & Life Sciences	21,911	1,179,907
Schindler Holding AG	Capital Goods	4,415	328,419
Schindler Holding AG	Capital Goods	598	45,017

			1,684,757

Taiwan - 0.3%
Quanta Computer Inc	Technology Hardware & Equipment	50,156	99,842

			99,842

Turkey - 0.1%
Turkiye Halk Bankasi AS	Banks	5,400	36,853

			36,853

United Kingdom - 18.2%
Antofagasta PLC	Materials	15,342	213,483
Aviva PLC	Insurance	42,777	262,616
Barclays PLC	Banks	98,539	422,184
BG Group PLC	Energy	12,606	232,311

DOMINI INTERNATIONAL SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Carphone Warehouse Group PLC	Retailing	42,553	$129,442
Davis Service Group PLC	Commercial & Professional Services	50,009	322,380
Experian PLC	Commercial & Professional Services	25,524	243,279
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	28,243	551,008
HSBC Holdings PLC	Banks	41,740	447,940
ICAP PLC	Diversified Financials	33,653	198,229
International Power PLC	Utilities	79,837	408,597
Investec PLC	Diversified Financials	10,730	72,661
Kingfisher PLC	Retailing	57,904	195,523
Land Securities Group PLC	Real Estate	4,889	49,744
London Stock Exchange Group PLC	Diversified Financials	14,341	146,136
Marks & Spencer Group PLC	Retailing	11,053	61,345
National Grid PLC	Utilities	37,741	379,985
Next PLC	Retailing	1,412	44,138
Old Mutual PLC (a)	Insurance	209,603	346,408
Sage Group PLC/The	Software & Services	25,603	96,540
Standard Chartered PLC	Banks	8,315	191,993
Vodafone Group PLC	Telecommunication Services	410,818	879,816
WM Morrison Supermarkets PLC	Food & Staples Retailing	39,467	182,022

			6,077,780

Total Investments - 99.4% (Cost $31,776,772) (b)			33,247,506

Other Assets, less liabilities - 0.6%			215,940

Net Assets - 100.0%			$33,463,446

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $32,395,519. The aggregate gross unrealized appreciation is $2,591,862 and the aggregate gross unrealized depreciation is $1,739,875, resulting in net unrealized appreciation of $851,987.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

Performance Commentary

For the six months ended January 31, 2010, the Fund returned 2.49%, lagging the Barclays Capital Intermediate Aggregate (BCIA) index, which returned 3.87%.

The Fund’s relative performance benefited the most from its exclusion of Treasury securities. Treasury securities are excluded by Domini’s Global Investment Standards to reflect concern about the human and environmental risks posed by the nuclear weapons arsenal they help to fund.

The Fund’s relative performance was hurt by its security selection among corporate bonds and commercial mortgage-backed securities, and by its overweighting and security selection among government agency bonds.

The bar chart below provides information as of January 31, 2010, about the percentage of the Fund’s portfolio holdings invested in various types of debt obligations:

AVERAGE ANNUAL TOTAL RETURNS

		Domini Social Bond Fund	Barclays Capital Intermediate Aggregate Index
As of	1 Year	5.77%	6.46%
12-31-09	5 Year	4.47%	4.97%
	Since Inception[1]	5.53%	6.20%
As of	1 Year	6.55%	8.27%
1-31-10	5 Year	4.64%	5.21%
	Since Inception[1]	5.61%	6.31%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.37% of net assets. Until November 30, 2010, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 0.95% of net assets.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks.

During periods of rising interest rates, bond funds can lose value. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Barclays Capital Intermediate Aggregate Index (BCIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in the BCIA.

1Since June 1, 2000.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/10

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

	Principal Amount	Value Note (1)
U.S. Government Agency Obligations — 30.6%
Fannie Mae:
2.500%, 5/15/2014	$2,348,000	$2,371,543
2.625%, 11/20/2014	2,515,000	2,521,511
5.000%, 10/15/2011	3,353,000	3,591,931
Freddie Mac:
1.500%, 1/7/2011(d)	4,600,000	4,646,639
3.750%, 3/27/2019	12,800,000	12,722,048
5.500%, 9/15/2011	3,017,000	3,245,284
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	116,789	119,838
2003-20D 1, 4.760%, 4/1/2023	334,051	351,603
2003-20E 1, 4.640%, 5/1/2023	331,564	347,694
2003-20F 1, 4.070%, 6/1/2023	276,638	280,016
2003-20G 1, 4.350%, 7/1/2023	157,010	163,961

Total U.S. Government Agency Obligations
(Cost $29,670,897)		30,362,068

U.S. Government Agency Mortgage Securities — 35.7%
Carolina Park Dus Cra, 5.042%, 2/1/2025 (a)(c)	1,002,000	1,037,070
Fannie Mae:
13743, 7.090%, VR, 11/1/2019	4,270	4,354
252120, 7.500%, 8/1/2025	20,184	22,790
387231, 5.010%, 1/1/2015	998,658	1,076,762
463031, 4.360%, 12/1/2015	1,492,921	1,562,589
696355, 5.500%, 3/1/2033	774,465	824,000
789089, 5.500%, 8/1/2019	354,383	381,970
874332, 6.030%, 2/1/2022	1,129,691	1,255,514
889072, 6.500%, 12/1/2037	4,530,205	4,895,331
895098, 7.000%, 8/1/2036	1,052,559	1,159,448
937881, 5.500%, 6/1/2022	1,040,907	1,114,780
995346, 6.500%, 9/1/2036	1,172,405	1,275,692
387621, 5.040%, 10/1/2023	398,148	409,493
873384, 5.170%, 2/1/2021	290,214	303,234
TBA Mar 30 Single Family, 5.000%, 12/1/2099	827,000	856,074
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	10,838	11,934
1993-106 Z, 7.000%, 6/25/2013	4,313	4,621
2005-M1 A, 4.479%, 10/26/2031	93,831	96,733
Freddie Mac:
A18404, 5.500%, 2/1/2034	440,827	469,229
A30028, 6.000%, 11/1/2034	168,983	182,497
A51729, 6.500%, 8/1/2036	828,462	895,882
A62612, 5.500%, 6/1/2037	980,554	1,041,126
A69304, 5.500%, 11/1/2037	520,935	553,115
B11108, 5.500%, 11/1/2018	689,017	742,654
B11109, 4.500%, 11/1/2018	843,454	889,653
C77635, 5.500%, 2/1/2033	960,853	1,023,361

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

	Principal Amount	Value Note (1)
U.S. Government Agency Mortgage Securities (Continued)
Ginnie Mae CMO:
2002-37 C, 5.878%, 6/16/2024	$437,891	$458,499
2002-9 C, 6.269%, 10/16/2027	762,542	815,830
2003-78 C, VR, 5.392%, 2/16/2031	1,000,000	1,069,462
2004-6 C, 4.660%, 7/16/2033	947,911	994,148
2004-77 AB, 4.368%, 11/16/2030	638,547	669,346
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,053,942
2005-67 B, 4.751%, VR, 10/16/2026	1,000,000	1,041,326
2005-87, 4.449%, 3/16/2025	423,398	432,112
2005-89, 4.811%, 5/16/2027	778,850	811,346
2006-9 B, 5.269%, VR, 3/16/2037	1,000,000	1,075,363
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	6,079	7,013
2380, 8.500%, 2/20/2027	11,814	13,681
3233, 5.500%, 5/20/2017	298,554	321,030
615760, 5.500%, 8/15/2028	284,915	304,452
696520, 6.000%, 8/15/2038	994,727	1,063,381
703850, 5.500%, 11/20/2038	888,800	942,822
720334, 4.500%, 7/20/2039	1,539,268	1,561,825
36296NW85, 6.000%, 8/15/2038	683,324	730,485

Total U.S. Government Agency Mortgage Securities
(Cost $33,859,868)		35,455,969

Corporate Obligations — 23.0%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	741,866
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	762,729
Bank of Nova Scotia, 3.400%, 1/22/2015	700,000	710,470
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	803,420
Cisco Systems Inc., 4.450%, 1/15/2020	169,000	167,589
Cisco Systems Inc., 5.500%, 2/22/2016	431,000	483,488
Coca-Cola Co, 5.350%, 11/15/2017	700,000	771,366
Comcast Corporation, 4.950%, 6/15/2016	600,000	625,086
Goldman Sachs Group Inc., 6.150%, 4/1/2018	350,000	373,010
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	752,240
IBM Corp, 5.700%, 9/14/2017	700,000	778,507
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	798,711
Johnson & Johnson, 5.550%, 8/15/2017	700,000	782,192
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	775,389
Kellogg Co., 4.250%, 3/6/2013	700,000	745,795
Kimberly-Clark, 6.125%, 8/1/2017	700,000	794,184
Kroger Co., 7.500%, 1/15/2014	700,000	812,863
NASDAQ OMX Group, 5.550%, 1/15/2020	700,000	695,018
Northern Trust Company, 5.200%, 11/9/2012	700,000	766,166
Nucor Corp, 5.850%, 6/1/2018	700,000	768,293
NYSE EuroNext, 4.800%, 6/28/2013	700,000	752,310
Oracle Corp., 5.750%, 4/15/2018	700,000	766,681
PACCAR Inc, 6.375%, 2/15/2012	700,000	762,059
PepsiCo Inc., 7.900%, 11/1/2018	700,000	868,205

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

	Principal Amount	Value Note (1)
Corporate Obligations (Continued)
Praxair Inc., 4.625%, 3/30/2015	$647,000	$700,184
Procter & Gamble Company, 4.600%, 1/15/2014	700,000	755,613
SBC Communications, 5.100%, 9/15/2014	600,000	653,033
Verizon Communications, 5.550%, 2/15/2016	700,000	764,184
Xerox Corporation, 6.350%, 5/15/2018	700,000	760,222
Barclays Bank PLC, 2.500%, 1/23/2013	700,000	701,494
CA Inc., 5.375%, 12/1/2019	700,000	719,284
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	708,870

Total Corporate Obligations
(Cost $20,994,793)		22,820,521

Corporate Mortgage Securities — 1.4%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	1,296,784	1,383,246

Total Corporate Mortgage Securities
(Cost $1,296,784)		1,383,246

Certificates of Deposit — 4.1%
Central Bank of Kansas City, 2.150%, 5/30/2010 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2010 (a)	250,000	250,000
City First Bank of D.C., 1.600%, 2/5/2010 (a)	100,000	100,000
City National Bank of New Jersey, 1.980%, 11/25/2010 (a)	200,000	200,000
Community Commerce Bank, 1.750%, 6/1/2010 (a)	100,000	100,000
Communitywide Federal Credit Union, 2.200%, 1/29/2011 (a)	150,000	150,000
Dakotaland Federal Credit Union, 1.640%, 4/22/2010 (a)	250,000	250,000
Delta Southern Bank, 1.990%, 6/21/2010 (a)	250,000	250,000
Elk Horn Bank & Trust, 1.850%, 6/20/2010 (a)	250,000	250,000
First Bank of the Delta, N.A., 2.000%, 6/24/2010 (a)	100,000	100,000
Harbor Bank of Maryland, 1.350%, 7/25/2010 (a)	250,000	250,000
Latino Community Credit Union, 1.750%, 6/1/2010 (a)	250,000	250,000
Legacy Bank, 1.400%, 7/26/2010 (a)	100,000	100,000
Liberty Bank and Trust Co., 1.500%, 12/4/2010 (a)	200,000	200,000
Louisville Community Bank, 2.250%, 6/25/2010 (a)	250,000	250,000
Northside Community Federal Credit Union, 2.000%, 6/27/2010 (a)	100,000	100,000
Santa Cruz Community Credit Union, 1.340%, 3/1/2010 (a)	100,000	100,000
Self-Help Credit Union, 2.070%, 12/12/2010 (a)	100,000	100,000
ShoreBank Pacific, 0.900%, 11/6/2010 (a)	200,000	200,000
University National Bank, 1.580%, 7/26/2010 (a)	250,000	250,000
Wainwright Bank & Trust Co., 1.000%, 12/24/2010 (a)	250,000	250,000

Total Certificates of Deposit
(Cost $3,950,000)		3,950,000

Cash Equivalents — 0.2%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.000%, 2/15/2010 (a)	241,777	241,777
University National Bank, 0.120%, 2/15/2010 (a)	111,084	111,084

Total Cash Equivalents
(Cost $352,861)		352,861

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

	Principal Amount	Value Note (1)
Total Investments — 95.0%
(Cost $90,125,203) (b)		$94,324,665

Other Assets, less liabilities — 5.0%		5,006,012

Net Assets — 100.0%		$99,330,677

(a) Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b) The aggregate cost for federal income tax purposes is $90,137,534. The aggregate gross unrealized appreciation is $4,193,079, and the aggregate gross unrealized depreciation is $5,948, resulting in net unrealized appreciation of $4,187,131.

(c) When issued or delayed delivery security

(d) Portion of security segregated for collateral for when issued or delayed delivery security

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on January 31, 2010.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2009, and held through January 31, 2010.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2009	Ending Account Value as of 1/31/2010	Expenses Paid During Period 8/1/2009 – 1/31/2010
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,101.00	$6.46[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.06	$6.21[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,100.60	$6.25[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.26	$6.01[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,104.00	$3.77[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.63	$3.62[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,103.10	$4.61[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.82	$4.43[1]
Domini European Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,081.70	$8.40[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.14	$8.13[2]
Domini European Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,081.70	$8.24[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.29	$7.98[2]
Domini PacAsia Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,034.70	$8.21[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.14	$8.13[3]
Domini PacAsia Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,035.00	$8.05[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.29	$7.98[3]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,050.00	$8.27[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.14	$8.13[4]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,050.50	$8.11[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.29	$7.98[4]
Domini Social Bond Fund	Actual Expenses	$1,000.00	$1,024.90	$4.85[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.42	$4.84[5]

1Expenses are equal to the Fund’s annualized expense ratio of 1.22% for Investor shares, or 1.18% for Class A shares, or 0.71% for Institutional Class, or 0.87% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

4Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

5Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2010 (Unaudited)

ASSETS
Investments at cost

Investments at value
Cash
Foreign currency, at value (cost $0, $0, $165,597, and $0, respectively)
Receivable for securities sold
Dividend, interest, and tax reclaim receivables
Receivable for capital shares
Total assets
LIABILITIES
Payable for securities purchased
Payable for capital shares
Management /Sponsorship fee payable
Distribution fee payable
Other accrued expenses
Foreign tax payable
Total liabilities
NET ASSETS

NET ASSETS CONSIST OF
Paid-in capital
Undistributed net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation)
NET ASSETS

NET ASSET VALUE PER SHARE
Investor Shares
Net assets
Outstanding shares of beneficial interest
Net asset value and offering price per share*

Class A Shares
Net assets
Outstanding shares of beneficial interest
Net asset value and offering price per share*
Maximum offering price per share (net asset value per share / (1-4.75%))

Institutional shares
Net assets
Outstanding shares of beneficial interest
Net asset value and offering price per share*

Class R shares
Net assets
Outstanding shares of beneficial interest

Net asset value and offering price per share*

*	Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

Domini Social Equity Fund	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini International Social Equity Fund

$643,584,612	$56,493,577	$21,153,760	$31,776,772

$721,704,099	$55,751,253	$22,319,436	$33,247,506
5,255,942	551,598	324,335	508,571
-	-	167,589	-
-	-	224,412	278,343
1,015,812	286,849	9,611	55,354
597,148	65,667	40,973	32,779

728,573,001	56,655,367	23,086,356	34,122,553

-	-	448,590	559,173
589,884	53,951	3,866	61,794
482,709	50,569	19,840	29,559
268,556	16,152	3,890	8,326
417,065	46,452	14,653	-
5,792	-	1,182	255

1,764,006	167,124	492,021	659,107

$726,808,995	$56,488,243	$22,594,335	$33,463,446

$955,567,105	$103,477,538	$32,151,026	$41,313,005
2,517,770	(310,171)	(210,178)	(366,797)
(309,395,292)	(45,930,996)	(10,514,475)	(8,952,054)
78,119,412	(748,128)	1,167,962	1,469,292

$726,808,995	$56,488,243	$22,594,335	$33,463,446

$597,252,109	$54,263,520	$21,777,106	$32,772,515

23,786,880	6,802,990	2,891,272	5,220,435

$25.11	$7.98	$7.53	$6.28

$1,614,193	$2,224,723	$817,229	$690,931

193,093	278,930	108,718	105,728

$8.36	$7.98	$7.52	$6.53

$8.78	$8.38	$7.90	$6.86

$94,749,994

5,996,885

$15.80

$33,192,699

4,268,249

$7.78

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2010 (Unaudited)

INCOME
Dividends (net of foreign taxes $64,797, $22,810, $15,487 and $12,777, respectively)
Investment Income
EXPENSES
Management /Sponsorship fees
Distribution fees - Investor shares
Distribution fees - Class A shares
Transfer agent fees - Investor shares
Transfer agent fees - Class A shares
Transfer agent fees - Institutional shares
Transfer agent fees - Class R shares
Accounting and Custody fees
Shareholder Service fees - Investor shares
Shareholder Service fees - Class A shares
Shareholder Service fees - Institutional shares
Shareholder Service fees - Class R shares
Trustees fees
Professional fees
Shareholder Communication fees
Registration fees - Investor shares
Registration fees - Class A shares
Registration fees - Institutional shares
Registration fees - Class R shares
Miscellaneous
Total expenses
Fees waived and expenses reimbursed
Fees paid indirectly
Net expenses
NET INVESTMENT INCOME (LOSS)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM
Investments
Foreign Currency
Net realized gain (loss)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM
Investments
Translation of assets and liabilities in foreign currencies
Net change in unrealized appreciation (depreciation)

NET REALIZED AND UNREALIZED GAIN (LOSS)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

Domini Social Equity Fund	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini International Social Equity Fund

$7,731,942	$372,500	$260,114	$212,090

7,731,942	372,500	260,114	212,090

2,750,803	296,491	115,783	162,324
754,724	71,351	28,049	39,715
1,816	2,772	897	866
779,103	62,632	34,073	44,944
2,326	5,562	2,093	1,513
1,155	-	-	-
21,671	-	-	-
78,286	64,592	66,256	65,550
42,322	7,241	2,470	2,662
262	602	199	143
38	-	-	-
37	-	-	-
36,601	2,962	1,165	2,091
40,807	14,442	9,811	23,819
32,891	4,968	1,074	766
9,102	6,113	12,942	12,014
9,741	9,948	11,631	12,551
10,113	-	-	-
8,623	-	-	-
3,997	2,940	1,066	1,034

4,584,418	552,616	287,509	369,992

(418,780)	(78,633)	(102,366)	(110,578)
(642)	(55)	(38)	(73)

4,164,996	473,928	185,105	259,341

3,566,946	(101,428)	75,009	(47,251)

24,344,760	2,130,888	390,997	1,094,032
(43,119)	5,779	(7,316)	2,903

24,301,641	2,136,667	383,681	1,096,935

39,539,949	2,282,451	305,058	145,547
(75)	(5,346)	2,258	(1,753)

39,539,874	2,277,105	307,316	143,794

63,841,515	4,413,772	690,997	1,240,729

$67,408,461	$4,312,344	$766,006	$1,193,478

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Domini Social Equity Fund

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,566,946	$8,207,480
Net realized gain (loss)	24,301,641	(202,606,231)
Net change in unrealized appreciation (depreciation)	39,539,874	(31,758,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	67,408,461	(226,157,267)

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income
Investor shares	(616,153)	(5,561,668)
Class A shares	(6,320)	(20,113)
Institutional shares	(251,029)	(970,433)
Class R shares	(176,780)	(1,597,664)
Distributions to shareholders from net realized gain
Investor shares	-	-
Class A shares	-	-
Institutional shares	-	-
Class R shares	-	-
Tax return of capital distribution	-	(3,659,576)

Net Decrease in Net Assets from Distributions and/or Dividends	(1,050,282)	(11,809,454)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	47,157,835	152,676,604
Net asset value of shares issued in Fund Reorganizations	-	84,696,299
Net asset value of shares issued in reinvestment of distributions and dividends	1,008,918	11,335,263
Redemption fees	5,802	13,653
Payments for shares redeemed	(53,210,626)	(172,870,501)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,038,071)	75,851,318

Total Increase (Decrease) in Net Assets	61,320,108	(162,115,403)

NET ASSETS
Beginning of period	$665,488,887	$827,604,290

End of period	$726,808,995	$665,488,887

Undistributed net investment income (loss)	$2,517,770	$1,106

Domini European Social Equity Fund		Domini PacAsia Social Equity Fund		Domini International Social Equity Fund

Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

$(101,428)	$1,078,316	$75,009	$256,714	$(47,251)	$428,624
2,136,667	(40,618,125)	383,681	(9,327,235)	1,096,935	(7,977,553)
2,277,105	5,998,613	307,316	3,667,872	143,794	3,294,809

4,312,344	(33,541,196)	766,006	(5,402,649)	1,193,478	(4,254,120)

(97,186)	(1,157,083)	(320,879)	(262,733)	(371,520)	(395,022)
(6,578)	(38,581)	(12,378)	(2,127)	(8,798)	(7,526)
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	(5,019)	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(103,764)	(1,195,664)	(333,257)	(269,879)	(380,318)	(402,548)

4,011,514	17,049,363	2,543,338	3,856,526	7,259,756	13,617,554
-	1,893,850	-	564,388	-	580,722
72,462	797,775	188,542	139,934	297,231	311,982
7	8,067	-	-	-	115
(5,347,462)	(25,202,790)	(2,315,977)	(4,512,089)	(2,178,101)	(4,210,723)

(1,263,479)	(5,453,735)	415,903	48,759	5,378,886	10,299,650

2,945,101	(40,190,595)	848,652	(5,623,769)	6,192,046	5,642,982

$53,543,142	$93,733,737	$21,745,683	$27,369,452	$27,271,400	$21,628,418

$56,488,243	$53,543,142	$22,594,335	$21,745,683	$33,463,446	$27,271,400

$(310,171)	$(104,979)	$(210,178)	$48,070	$(366,797)	$60,772

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January
	31, 2010		Year Ended July 31,
	(unaudited)	2009	2008	2007	2006	2005

For a share outstanding for the period:
Net asset value, beginning of period	$22.83	$28.19	$34.00	$29.73	$29.74	$27.18

Income from investment operations:
Net investment income (loss)	0.12	0.28	0.29	0.23	0.23	0.34
Net realized and unrealized gain (loss) on investments	2.19	(5.32)	(4.08)	4.26	(0.02)	2.56

Total income from investment operations	2.31	(5.04)	(3.79)	4.49	0.21	2.90

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.03)	(0.22)	(0.22)	(0.22)	(0.22)	(0.34)
Distributions to shareholders from net realized gain (loss)	-	-	(1.80)	-	-	-
Tax return of capital [5]	-	(0.10)	-	-	-	-

Total distributions	(0.03)	(0.32)	(2.02)	(0.22)	(0.22)	(0.34)

Redemption fee proceeds [5]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Net asset value, end of period	$25.11	$22.83	$28.19	$34.00	$29.73	$29.74

Total return [2]	10.10%	-17.48%	-11.84%	15.11%	0.72%	10.68%
Portfolio turnover	44%	82%	70%	126%	12%	9%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$597	$550	$775	$1,066	$1,092	$1,271
Ratio of expenses to average net assets	1.22%[3,4]	1.18%[3,4]	1.15%[3]	1.08%[3]	0.95%[3]	0.95%[3]
Ratio of net investment income (loss) to average net assets	0.89%	1.27%	0.86%	0.66%	0.74%	1.20%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.33% for the six months ended January 31, 2010 and 1.31%, 1.24%, 1.23%, 1.14%, and 1.13%, for the years ended July 31, 2009, 2008, 2007, 2006, and 2005, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.22% for the six months ended January 31, 2010 and 1.18% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)	For the Period November 28, 2008 (commencement of operations) through July 31, 2009

For a share outstanding for the period:
Net asset value, beginning of period	$7.63	$6.57

Income from investment operations:
Net investment income (loss)	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.71	1.21

Total income from investment operations	0.77	1.27

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)	(0.15)
Distributions to shareholders from net realized gain	-	-
Tax return of capital [5]	-	(0.06)

Total distributions	(0.04)	(0.21)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$8.36	$7.63

Total return [2]	10.06%	20.66%
Portfolio turnover	44%	82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2	$1
Ratio of expenses to average net assets	1.18%[3,4]	1.18%[3,4]
Ratio of net investment income (loss) to average net assets	0.91%	1.13%

2 Total Return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 3.10% for the six months ended January 31, 2010 and 3.31% for the period ended July 31, 2009.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18% for the six months ended January 31, 2010 and 1.18% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)	For the Period November 28, 2008 (commencement of operations) through July 31, 2009

For a share outstanding for the period:
Net asset value, beginning of period	$14.35	$12.13

Income from investment operations:
Net investment income (loss)	0.11	0.13
Net realized and unrealized gain (loss) on investments	1.38	2.31

Total income from investment operations	1.49	2.44

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)	(0.15)
Distributions to shareholders from net realized gain	-	-
Tax return of capital [5]	-	(0.07)

Total distributions	(0.04)	(0.22)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$15.80	$14.35

Total return [2]	10.40%	20.93%
Portfolio turnover	44%	82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$95	$84
Ratio of expenses to average net assets	0.71%[3,4]	0.65%[3,4]
Ratio of net investment income (loss) to average net assets	1.40%	1.68%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager, and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.83% for the six months ended January 31, 2010 and 0.80% for the period ended July 31, 2009.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.71% for the six months ended January 31, 2010 and 0.65% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31,
	2010		Year Ended July 31,
	(unaudited)	2009	2008	2007	2006	2005

For a share outstanding for the period:
Net asset value, beginning of period	$7.09	$9.37	$12.85	$11.25	$11.25	$10.28

Income from investment operations:
Net investment income (loss)	0.05	(0.05)	0.17	0.12	0.11	0.15
Net realized and unrealized gain
(loss) on investments	0.68	(1.74)	(1.40)	1.62	0.01	0.98

Total income from investment operations	0.73	(1.79)	(1.23)	1.74	0.12	1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)	(0.33)	(0.45)	(0.14)	(0.12)	(0.16)
Distributions to shareholders from net realized gain (loss)	-	-	(1.80)	-	-	-
Tax return of capital [5]	-	(0.16)	-	-	-	-

Total distributions	(0.04)	(0.49)	(2.25)	(0.14)	(0.12)	(0.16)

Redemption fee proceeds [5]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Net asset value, end of period	$7.78	$7.09	$9.37	$12.85	$11.25	$11.25

Total return [2]	10.31%	-17.23%	-11.52%	15.43%	1.04%	11.04%
Portfolio turnover	44%	82%	70%	126%	12%	9%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$33	$30	$52	$58	$45	$60
Ratio of expenses to average net assets	0.87%[3,4]	0.85%[3,4]	0.85%[3]	0.78%[3]	0.63%[3]	0.62%[3]
Ratio of net investment income (loss) to average net assets	1.24%	1.62%	1.13%	0.89%	1.07%	1.35%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.98% for the six months ended January 31, 2010 and 0.97%, 0.85%, 0.89%, 0.78%, and 0.74% for the years ended July 31, 2009, 2008, 2007, 2006, and 2005, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.87% for the six months ended January 31, 2010 and 0.85% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)				For the period October 3, 2005 (commencement of operations) through July 31,

		Year Ended July 31,
		2009	2008	2007	2006

For a share outstanding for the period:
Net asset value, beginning of period	$7.39	$10.61	$14.89	$12.30	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)	0.14	0.44	0.36	0.19
Net realized and unrealized gain (loss) on investments	0.62	(3.20)	(2.94)	2.88	2.31

Total income from investment operations	0.60	(3.06)	(2.50)	3.24	2.50

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)	(0.16)	(0.45)	(0.34)	(0.20)
Distributions to shareholders from net realized gain	-	-	(1.28)	(0.31)	-
Tax return of capital [5]	-	-	(0.05)	-	-

Total distributions	(0.01)	(0.16)	(1.78)	(0.65)	(0.20)

Redemption fee proceeds [5]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Net asset value, end of period	$7.98	$7.39	$10.61	$14.89	$12.30

Total return [2]	8.17%	-28.70%	-18.76%	26.49%	25.11%
Portfolio turnover	38%	98%	92%	88%	69%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$54	$52	$94	$128	$55
Ratio of expenses to average net assets	1.60%[3,4]	1.60%[3,4]	1.60%[3]	1.60%[3]	1.59%[3]
Ratio of net investment income (loss) to average net assets	-0.34%	1.97%	3.41%	3.02%	3.11%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.81% for the six months ended January 31, 2010 and 2.00%, 1.80%, 1.79% and 1.87% for the periods ended July 31, 2009, 2008, 2007, and 2006, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2010 and 1.60% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)	For the Period November 28, 2008 (commencement of operations) through July 31, 2009

For a share outstanding for the period:
Net asset value, beginning of period	$7.40	$6.03

Income from investment operations:
Net investment income (loss)	(0.01)	0.12
Net realized and unrealized gain (loss) on investments	0.62	1.40

Total income from investment operations	0.61	1.52

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)	(0.15)
Distributions to shareholders from net realized gain	-	-

Total distributions	(0.03)	(0.15)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$7.98	$7.40

Total return [2]	8.17%	25.34%
Portfolio turnover	38%	98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2	$2
Ratio of expenses to average net assets	1.57%[3,4]	1.57%[3,4]
Ratio of net investment income (loss) to average net assets	-0.33%	2.78%

2 Total Return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager , and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 3.18% for the six months ended January 31, 2010 and 3.85% for the period ended July 31, 2009.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2010 and 1.57% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)			For the Period December 27, 2006 (commencement of operations) through July 31,

		Year Ended July 31,
		2009	2008	2007

For a share outstanding for the period:
Net asset value, beginning of period	$7.38	$8.78	$10.64	$10.00

Income from investment operations:
Net investment income (loss)	0.02	0.09	0.14	0.02
Net realized and unrealized gain (loss)on investments	0.24	(1.40)	(1.77)	0.64

Total income from investment operations	0.26	(1.31)	(1.63)	0.66

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)	(0.09)	(0.13)	(0.02)
Distributions to shareholders from net realized gain	-	(0.001)	(0.10)	-

Total distributions	(0.11)	(0.09)	(0.23)	(0.02)

Redemption fee proceeds [5]	-	-	0.00[1]	0.00[1]

Net asset value, end of period	$7.53	$7.38	$8.78	$10.64

Total return[2]	3.47%	-14.56%	-15.72%	6.56%
Portfolio turnover	34%	88%	98%	41%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$22	$21	$27	$26
Ratio of expenses to average net assets	1.60%[3,4]	1.60%[3,4]	1.60%[3]	1.59%[3]
Ratio of net investment income (loss) to average net assets	0.65%	1.42%	1.34%	0.48%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.36% for the six months ended January 31, 2010 and 2.60%, 2.48% and 3.22% for the periods ended July 31, 2009, 2008, and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2010 and 1.60% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)	For the Period November 28, 2008 (commencement of operations) through July 31, 2009

For a share outstanding for the period:
Net asset value, beginning of period	$7.38	$5.36

Income from investment operations:
Net investment income (loss)	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.24	2.02

Total income from investment operations	0.26	2.05

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)	(0.03)
Distributions to shareholders from net realized gain	-	-

Total distributions	(0.12)	(0.03)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$7.52	$7.38

Total return [2]	3.50%	38.27%
Portfolio turnover	34%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1	$1
Ratio of expenses to average net assets	1.57%[3,4]	1.57%[3,4]
Ratio of net investment income (loss) to average net assets	0.53%	0.73%

2 Total Return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 6.36% for the six months ended January 31, 2010 and 8.51% for the period ended July 31, 2009.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2010 and 1.57% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND INVESTOR Shares

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010			For the Period December 27, 2006 (commencement of operations) through July 31,
		Year Ended July 31,

	(Unaudited)	2009	2008	2007

For a share outstanding for the period:
Net asset value, beginning of period	$6.05	$8.29	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	0.11	0.25	0.16
Net realized and unrealized gain (loss)on investments	0.31	(2.25)	(1.90)	0.22

Total income from investment operations	0.30	(2.14)	(1.65)	0.38

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)	(0.10)	(0.25)	(0.13)
Distributions to shareholders from net realized gain	-	-	(0.06)	-

Total distributions	(0.07)	(0.10)	(0.31)	(0.13)

Redemption fee proceeds [5]	-	0.00[1]	0.00[1]	0.00[1]

Net asset value, end of period	$6.28	$6.05	$8.29	$10.25

Total return [2]	5.00%	-25.72%	-16.48%	3.82%
Portfolio turnover	33%	85%	91%	46%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$33	$27	$22	$13
Ratio of expenses to average net assets	1.60%[3,4]	1.60%[3,4]	1.60%[3]	1.58%[3]
Ratio of net investment income (loss)to average net assets	-0.29%	2.18%	2.77%	3.96%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.19% for the six months ended January 31, 2010 and 2.63%, 3.19% and 5.87% for the periods ended July 31, 2009, 2008 and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2010 and 1.60% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2010 (unaudited)	For the Period November 28, 2008 (commencement of operations) through July 31, 2009

For a share outstanding for the period:
Net asset value, beginning of period	$6.30	$5.13

Income from investment operations:
Net investment income (loss)	(0.01)	0.08
Net realized and unrealized gain (loss) on investments	0.32	1.17

Total income from investment operations	0.31	1.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.08)	(0.08)
Distributions to shareholders from net realized gain	-	-

Total distributions	(0.08)	(0.08)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$6.53	$6.30

Total return [2]	5.05%	24.45%
Portfolio turnover	33%	85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1	$1
Ratio of expenses to average net assets	1.57%[3,4]	1.57%[3,4]
Ratio of net investment income (loss) to average net assets	-0.27%	2.31%

2 Total Return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 6.49% for the six months ended January 31, 2010 and 6.86% for the period ended July 31, 2009.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2010 and 1.57% for the period ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI EUROPEAN SOCIAL EQUITY FUND

DOMINI PACASIA SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises five separate series: Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini International Social Equity Fund (formerly Domini European PaAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 78 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund and the Domini International Social Equity Fund offer Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$75,558,654	$-	$-	$75,558,654
Consumer Staples	85,189,367	-	-	85,189,367
Energy	73,854,851	-	-	73,854,851
Financials	111,572,230	-	-	111,572,230
Health Care	95,429,679	-	-	95,429,679
Industrials	56,894,016	-	-	56,894,016
Information Technology	148,191,053	-	-	148,191,053
Materials	15,202,372	-	-	15,202,372
Telecommunication Services	30,058,777	-	-	30,058,777
Utilities	29,753,100	-	-	29,753,100

Total	$721,704,099	$-	$-	$721,704,099

The following is a summary of the inputs used by the Domini European Social Equity Fund, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$4,471,583	$-	$13	$4,471,596
Consumer Staples	5,256,742	-	-	5,256,742
Energy	4,829,568	-	-	4,829,568
Financials	14,435,831	-	-	14,435,831
Health Care	6,732,844	-	-	6,732,844
Industrials	5,704,746	-	129,008	5,833,754
Information Technology	1,457,562	-	-	1,457,562
Materials	4,392,439	-	-	4,392,439
Telecommunication Services	5,581,365	-	-	5,581,365
Utilities	2,759,552	-	-	2,759,552

Total	$55,622,232	$-	$129,021	$55,751,253

The following is a summary of the inputs used by the Domini PacAsia Social Equity Fund, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$3,471,826	$-	$-	$3,471,826
Consumer Staples	1,339,820	-	-	1,339,820
Energy	641,485	-	-	641,485
Financials	6,358,841	-	-	6,358,841
Health Care	1,270,320	-	-	1,270,320
Industrials	2,837,545	-	-	2,837,545
Information Technology	2,508,790	-	142,613	2,651,403
Materials	1,799,534	-	-	1,799,534
Telecommunication Services	1,338,513	-	-	1,338,513
Utilities	610,149	-	-	610,149

Total	$22,176,823	$-	$142,613	$22,319,436

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$3,822,160	$-	$-	$3,822,160
Consumer Staples	2,903,014	-	-	2,903,014
Energy	1,921,469	-	-	1,921,469
Financials	8,688,958	-	0	8,688,958
Health Care	3,803,823	-	-	3,803,823
Industrials	3,969,632	-	-	3,969,632
Information Technology	951,886	-	-	951,886
Materials	2,692,029	-	-	2,692,029
Telecommunication Services	2,833,033	-	-	2,833,033
Utilities	1,661,502	-	-	1,661,502

Total	$33,247,506	$-	$0	$33,247,506

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2009	$131,588	$-	$-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(2,580)	-	-
Net purchases (sales)	-	-
Transfers in and/or out of Level Three	13	142,613	-

Balance as of January 31, 2010	$129,021	$142,613	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2010:	$(2,567)	$11,391	$-

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund, and the Domini International Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds.

For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,

0.29% of the next $1 billion of net assets managed, and

0.28% of net assets managed in excess of $3 billion
Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,

0.44% of the next $1 billion of net assets managed, and

0.43% of net assets managed in excess of $3 billion

For the period from November 27, 2009, until November 30, 2010, Domini has contractually agreed to limit the Domini Social Equity Fund’s ordinary annual operating expenses to 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets attributable to Investor shares, Class A shares, Institutional shares, and Class R shares, respectively, unless otherwise approved by the Board. For the periods prior to November 27, 2009, similar arrangements were in effect.

For the period from November 27, 2009, until November 30, 2010, Domini has contractually agreed to limit the Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini International Social Equity Fund ordinary annual operating expenses to 1.60% and 1.57% of the average daily net assets attributable to Investor shares and Class A shares, respectively, unless otherwise approved by the Board. For the periods prior to November 27, 2009, similar arrangements were in effect.

For the six months ended January 31, 2010, Domini waived fees and reimbursed expenses as follows:

	FEE WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	$232,227	$184,511

Domini European Social Equity Fund	-	64,868

Domini PacAsia Social Equity Fund	-	87,438

Domini International Social Equity Fund	-	100,093

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2010, fees waived were as follows:

FEES WAIVED
Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	1,705
Domini European Social Equity Fund Investor shares	10,691
Domini European Social Equity Fund Class A shares	2,772
Domini PacAsia Social Equity Fund Investor shares	13,832
Domini PacAsia Social Equity Fund Class A shares	897
Domini International Social Equity Fund Investor shares	9,476
Domini International Social Equity Fund Class A shares	866

DSIL Investment Services, LLC, (DSIL) the Fund’s Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2010, DSIL received $2,047, $687, $4,671, and $103 from the Domini Social Equity Fund Class A shares, the Domini European Social Equity Fund Class A shares, the Domini PacAsia Social Equity Fund Class A shares and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini International Social Equity Fund and their shareholders, which services were previously provided by PNC Global Investment Servicing (“PNC”) or another fulfillment and mail service provider and are supplemental to services currently provided by PNC, pursuant to a transfer agency agreement between each Fund and PNC. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2010, Domini waived fees as follows:

FEES WAIVED
Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	262
Domini Social Equity Fund Institutional shares	38
Domini Social Equity Fund Class R shares	37
Domini European Social Equity Fund Investor shares	-
Domini European Social Equity Fund Class A shares	302
Domini PacAsia Social Equity Fund Investor shares	-
Domini PacAsia Social Equity Fund Class A shares	199
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	143

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2010, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Domini Social Equity Fund	$334,035,046	$ 311,337,270
Domini European Social Equity Fund	22,024,208	21,261,267
Domini PacAsia Social Equity Fund	8,269,673	7,508,607
Domini International Social Equity Fund	16,816,167	10,194,164

Per the Funds’ arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. For the year ended January 31, 2010, custody fees of the Funds, under these arrangements, were reduced by $642, $55, $38 and $73 for the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund and Domini International Social Equity Fund, respectively.

4. SUMMARY OF SHARE TRANSACTIONS

	SHARES
Six months ended January 31, 2010	Sold	Issued in Fund Reorganization	Issued in reinvestment of dividends and distributions	Redeemed	Net increase (decrease)
Domini Social Equity Fund
Investor shares	1,536,229	-	23,861	(1,879,072)	(318,982)
Class A shares	46,761	-	661	(7,067)	40,355
Institutional shares	311,405	-	14,942	(165,862)	160,485
Class R shares	439,374	-	22,938	(450,592)	11,720

Total	2,333,769	-	62,402	(2,502,593)	(106,422)

Domini European Social Equity Fund
Investor shares	428,545	-	8,025	(608,767)	(172,197)
Class A shares	52,417	-	705	(39,435)	13,687

Total	480,962	-	8,730	(648,202)	(158,510)

Domini PacAsia Social Equity Fund
Investor shares	296,821	-	23,174	(299,237)	20,758
Class A shares	34,305	-	1,157	(1,073)	34,389

Total	331,126	-	24,331	(300,310)	55,147

Domini International Social Equity Fund
Investor shares	1,088,862	-	44,711	(330,689)	802,884
Class A shares	23,988	-	1,044	(7,737)	17,295

Total	1,112,850	-	45,755	(338,426)	820,179

			SHARES
Year ended July 31, 2009	Sold	Issued in Fund Reorganization	Issued in reinvestment of dividends and distributions	Redeemed	Net increase (decrease)
Domini Social Equity Fund
Investor shares	2,501,478	-	455,794	(6,356,864)	(3,399,592)
Class A shares	23,190	145,233	4,716	(20,401)	152,738
Institutional shares	348,867	6,906,162	132,150	(1,550,779)	5,836,400
Class R shares	990,945	-	426,790	(2,725,852)	(1,308,117)

Total	3,864,480	7,051,395	1,019,450	(10,653,896)	1,281,429

Domini European Social Equity Fund
Investor shares	1,822,407	-	113,581	(3,798,553)	(1,862,565)
Class A shares	27,331	313,818	5,050	(80,956)	265,243

Total	1,849,738	313,818	118,631	(3,879,509)	(1,597,322)

Domini PacAsia Social Equity Fund
Investor shares	482,695	-	25,257	(753,533)	(245,581)
Class A shares	8,962	105,252	248	(40,133)	74,329

Total	491,657	105,252	25,505	(793,666)	(171,252)

Domini European PacAsia Social Equity Fund
Investor shares	2,487,852	-	56,052	(736,317)	1,807,587
Class A shares	27,413	113,178	1,016	(53,174)	88,433

Total	2,515,265	113,178	57,068	(789,491)	1,896,020

		DOLLARS
Sold	Issued in Fund Reorganization	Issued in reinvestment of dividends and distributions	Redeemed	Redemption fees	Net increase (decrease)

$38,523,666	-	593,660	(46,952,826)	5,086	$(7,830,414)
391,419	-	5,473	(59,580)	-	337,312
4,828,983	-	233,393	(2,590,510)	-	2,471,866
3,413,767	-	176,392	(3,607,710)	716	(16,835)

$47,157,835	-	1,008,918	(53,210,626)	5,802	$(5,038,071)

$3,572,550	-	66,608	(5,016,371)	7	$(1,377,206)
438,964	-	5,854	(331,091)	-	113,727

$4,011,514	-	72,462	(5,347,462)	7	$(1,263,479)

$2,280,819	-	179,598	(2,307,747)	-	$152,670
262,519	-	8,944	(8,230)	-	263,233

$2,543,338	-	188,542	(2,315,977)	-	$415,903

$7,095,451	-	290,175	(2,126,662)	-	$5,258,964
164,305	-	7,056	(51,439)	-	119,922

$7,259,756	-	297,231	(2,178,101)	-	$5,378,886

		DOLLARS
Sold	Issued in Fund Reorganization	Issued in reinvestment of dividends and distributions	Redeemed	Redemption fees	Net increase (decrease)

$48,962,679	-	7,704,530	(133,498,097)	11,824	$(76,819,064)
967,470	954,140	24,852	(130,531)	-	1,815,931
95,684,259	83,742,159	1,305,641	(18,986,075)	-	161,745,984
7,062,196	-	2,300,240	(20,255,798)	1,829	(10,891,533)

$152,676,604	84,696,299	11,335,263	(172,870,501)	13,653	$75,851,318

$15,435,120	-	763,030	(24,738,067)	8,067	$(8,531,850)
1,614,243	1,893,850	34,745	(464,723)	-	3,078,115

$17,049,363	1,893,850	797,775	(25,202,790)	8,067	$(5,453,735)

$3,426,112	-	138,241	(4,310,177)	-	$(745,824)
430,414	564,388	1,693	(201,912)	-	794,583

$3,856,526	564,388	139,934	(4,512,089)	-	$48,759

$13,041,102	-	306,068	(3,942,904)	115	$9,404,381
576,452	580,722	5,914	(267,819)	-	895,269

$13,617,554	580,722	311,982	(4,210,723)	115	$10,299,650

5. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 does not have a material effect on the Funds’ financial statements. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Funds use derivative instruments, how these activities are accounted for, and their effect on the Funds’ financial position, financial performance, and cash flows. SFAS No. 161 does not have a material effect on the Funds’ financial statements and related disclosures.

6. REORGANIZATION TRANSACTION

The Domini European Social Equity Fund and Domini PacAsia Social Equity Fund (collectively, the “Acquired Funds”) are scheduled to be reorganized into the Domini International Social Equity Fund (the “International Fund”) effective after the close of business on March 19, 2010. Pursuant to the Agreement and Plan of Reorganization approved by Target Fund shareholders on March 9, 2010, the International Fund will acquire all the assets and liabilities of each Acquired Fund in exchange for shares of the International Fund (each a “Reorganization”). The Reorganization is expected to be a tax-free transaction for federal income tax purposes and will not trigger any redemption fees. The net ordinary operating expenses paid by the shareholders of each Acquired Fund will not increase as a result of the Reorganization. Domini has contractually agreed to limit the combined Fund’s ordinary annual operating expenses to 1.60% and 1.57% of the average daily net assets attributable to Investor shares and Class A shares, respectively, for one year from the closing date of the Reorganization, unless otherwise approved by the Board. Costs incurred with respect to the Reorganization are estimated to be $150,000 and will be allocated pro rata among the Target Funds and the International Fund based on each Fund’s net assets prior to the closing of the Reorganization.

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (Unaudited)

ASSETS:
Investments at value (cost $90,125,203)	$94,324,665
Cash	7,279,199
Interest receivable	814,476
Receivable for securities sold	2,858,560
Receivable for capital shares	84,360

Total assets	105,361,260

LIABILITIES:
Payable for securities purchased	5,847,332
Payable for capital shares	90,052
Management fee payable	53,833
Other accrued expenses	24,463
Dividend payable	14,903

Total liabilities	6,030,583

NET ASSETS	$99,330,677

NET ASSETS CONSIST OF:
Paid-in capital	$94,987,898
Undistributed net investment income	1,358
Accumulated net realized gain from investments	141,959
Net unrealized appreciation from investments	4,199,462

$99,330,677

NET ASSET VALUE PER SHARE
Net asset value and offering price per share* ($99,330,677 ÷ 8,663,440 outstanding shares of beneficial interest)	$11.47

*	Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2010 (Unaudited)

INCOME:
Interest income	$1,875,173

EXPENSES:
Management fee	190,858
Administrative fee	119,287
Distribution fees	119,287
Transfer agent fees	114,470
Accounting and custody fees	33,833
Registration	9,432
Professional fees	21,852
Shareholding servicing fees	8,127
Shareholder communications	8,014
Trustees fees	6,431
Miscellaneous	897

Total Expenses	632,488
Fees paid indirectly	(780)
Fees waived and expense reimbursed	(178,685)

Net Expenses	453,023

NET INVESTMENT INCOME	1,422,150

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	490,944
Net change in unrealized appreciation on investments	429,291

Net realized and unrealized gain from investments	920,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,342,385

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,422,150	$2,786,585
Net realized gain (loss) on investments	490,944	56,335
Net change in unrealized appreciation (depreciation) on investments	429,291	3,888,946

Net Increase (Decrease) in Net Assets Resulting from Operations	2,342,385	6,731,866

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income	(1,422,102)	(2,786,585)
Distributions to shareholders from net realized gain	-	-

Net Decrease in Net Assets from Distributions and Dividends	(1,422,102)	(2,786,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,637,820	27,101,913
Net asset value of shares issued in reinvestment of distributions and dividends	1,333,038	2,395,592
Redemption fee	1,812	4,768
Payment for shares redeemed	(12,704,724)	(15,854,826)

Net Increase in Net Assets from Capital Share Transactions	8,267,946	13,647,447

Total Increase (Decrease) in Net Assets	9,188,229	17,592,728

NET ASSETS:
Beginning of period	$90,142,448	$72,549,720

End of period (including undistributed net investment income of $1,358 and $1,310, respectively)	$99,330,677	$90,142,448

CAPITAL SHARE TRANSACTIONS IN SHARES:
Sold	1,722,323	2,443,549
Issued in reinvestment of distributions and/or dividends	116,389	217,642
Redeemed	(1,108,861)	(1,451,698)

Net Increase (Decrease)	729,851	1,209,493

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS

	For the Six		Year Ended July 31,
	Months Ended January 31, 2010 (unaudited)	2009	2008	2007	2006	2005
For a share outstanding for the period:
Net asset value, beginning of period	$11.36	$10.79	$10.63	$10.59	$10.88	$10.91

Income from investment operations:
Net investment income (loss)	0.17	0.40	0.43	0.43	0.40	0.38
Net realized and unrealized gain (loss) on investments	0.11	0.57	0.16	0.04	(0.29)	(0.03)

Total income from investment operations	0.28	0.97	0.59	0.47	0.11	0.35

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.17)	(0.40)	(0.43)	(0.43)	(0.40)	(0.38)
Distributions to shareholders from net realized gain	-	-	-	-	-	-

Total dividends and distributions	(0.17)	(0.40)	(0.43)	(0.43)	(0.40)	(0.38)

Redemption fee proceeds [5]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Net asset value, end of period	$11.47	$11.36	$10.79	$10.63	$10.59	$10.88

Total return [2]	2.49%	9.15%	5.58%	4.49%	1.06%	3.25%
Portfolio turnover	21%	33%	64%	54%	34%	25%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$99,331	$90,142	$72,550	$72,312	$65,305	$64,009
Ratio of expenses to average net assets	0.95%[3,4]	0.95%[3,4]	0.95%[3]	0.95%[3]	0.95%[3]	0.95%[3]
Ratio of net investment income to average net assets	2.98%	3.60%	3.96%	4.03%	3.76%	3.48%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor due to a contractual fee waiver. Had the Manager and the Distributor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.32% for the six months ended January 31, 2010 and 1.37%, 1.43%, 1.48%, 1.32%, and 1.47%, for the years ended July 31, 2009, 2008, 2007, 2006, and 2005, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.95% for the six months ended January 31, 2010 and 0.95% for the year ended July 31, 2009.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Bond Fund, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
U.S. Government Agency Obligations	$-	$30,362,068	$-	$30,362,068
U.S. Government Agency Mortgage Securities	-	34,418,899	1,037,070	35,455,969
Corporate Obligations	-	22,820,521	-	22,820,521
Corporate Mortgage Securities	-	1,383,246	-	1,383,246
Certificates of Deposit	-	3,950,000	-	3,950,000
Cash Equivalents	-	352,861	-	352,861

Total	$-	$93,287,595	$1,037,070	$94,324,665

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2009	$1,532,813
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3,460)
Net purchases (sales)	-
Transfers in and/or out of Level Three	(492,283)

Balance as of January 31, 2010	$1,037,070

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2010:	$3,808

B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) When-Issued/Delayed Delivery Security. The Fund may purchase securities with the delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

(D) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(G) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the Fund’s average daily net assets. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2009, until November 30, 2010, Domini has agreed to waive its fees and reimburse expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the Fund’s average daily net assets, unless otherwise approved by the Board. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2010, Domini reimbursed expenses totaling $75,886.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed-income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of Sun-Trust Banks, Inc. Seix Advisors was spun off into Seix in connection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Fund shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the Fund’s average daily net assets. For the six months ended January 31, 2010, fees waived totaled $102,799.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by PNC Global Investment Servicing (“PNC”) or another fulfillment and mail service provider and are supplemental to services currently provided by PNC, pursuant to a transfer agency agreement between each Fund and PNC. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2010, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	Purchases	Sales
Government Securities	$22,823,712	$13,144,492
Corporate Obligations	5,135,642	2,549,877
State and Municipal Obligations	-	2,804,171

Per the Fund’s arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. For the six months ended January 31, 2010, custody fees of the Fund, under these arrangements, were reduced by $780.

4. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. FIN 48 does not have a material effect on the Fund’s financial statements. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued State of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted, and their effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 does not have a material effect on the Fund’s financial statements and related disclosures.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www. domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini European Social Equity Fund

Domini PacAsia Social Equity Fund

Domini International Social Equity Fund

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJ 07458

Transfer Agent:

PNC Global Investment Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

99 High Street

Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

P.O. Box 9785 | Providence, RI 02940
1-800-582-6757 | www.domini.com

Domini Social Equity Fund	Domini PacAsia Social Equity Fund
Investor Shares: CUSIP 257132100 | DSEFX	Investor Shares: CUSIP 257132605 | DPAFX
Class R Shares: CUSIP 257132308 | DSFRX	Class A Shares: CUSIP 257132878 | DPAPX
Class A Shares: CUSIP 257132860 | DSEPX
Institutional Shares: CUSIP 257132852 | DIEQX	Domini International Social Equity Fund
Investor Shares: CUSIP 257132704 | DOMIX
Domini European Social Equity Fund	Class A Shares: CUSIP 257132886 | DOMAX
Investor Shares: CUSIP 257132506 | DEUFX
Class A Shares: CUSIP 257132803 | DEEPX	Domini Social Bond Fund
Investor Shares: CUSIP 257132209 | DSBFX
Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.    Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.    Schedule of Investments.

(a)       The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)       Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

                Companies.

Not applicable to the registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and

                Affiliated Purchasers.

Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable to a semi-annual report.

(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 8, 2010

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 8, 2010